UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04033

Sit Mutual Funds II, Inc.

(Exact name of registrant as specified in charter)

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Address of principal executive offices)

Paul E. Rasmussen, VP & Treasurer

Sit Mutual Funds, Inc.

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 332-3223

Date of fiscal year end: March 31, 2021

Date of reporting period: September 30, 2021

Item 1: Reports to Stockholders

Semi-Annual Report
September 30, 2021

U.S. Government Securities Fund

Quality Income Fund

Tax-Free Income Fund

Minnesota Tax-Free Income Fund

Sit Mutual Funds

Sit Mutual Funds BOND FUNDS SEMI-ANNUAL REPORT TABLE OF CONTENTS

This document must be preceded or accompanied by a Prospectus.

CHAIRMAN’S LETTER

November 3, 2021

Dear fellow shareholders:

The six-month period ending September 30, 2021, showcased continued resilience in the financial markets as the world looks to distance itself further from the dark days of early-2020. However, the fourth wave of Covid-19 infections, product shortages, rising prices in several critical sectors (food, energy, housing), and the end of federal aid contributed to a slowing of confidence and created headwinds for economic growth. As a result, third-quarter real U.S. GDP growth appears to be approximately 2 percent, much lower than forecast. However, we expect a higher growth rate in the coming months.

Boosted by federal stimulus checks, consumer spending has bounced back from its Covid-induced recession low in April 2020 and is now exceeding pre-pandemic measures. Although we expect demand for goods to normalize into 2022, inventory restocking and elevated backlogs should sustain strong levels of manufacturing activity. As global vaccinations continue to increase (7 billion doses administered) and Covid-19 fears recede, pent up demand for services should continue to help drive above-trend GDP growth over the next year.

A proposed fiscal 2022 reconciliation package that entails $3.5 trillion in added spending over ten years, partially offset by higher taxes, is mired in intra-Party politics. We suspect a figure closer to $2 trillion or less is needed to satisfy moderates. In the meantime, the Senate’s $1 trillion bipartisan infrastructure bill may languish in the House until Congress can compromise on a reconciliation package. While the bill’s specifics are yet to be determined, higher personal and corporate taxes are important aspects for financial markets, as investors attempt to assess the impact on earnings.

As we continue to monitor impacts from global supply chain constraints, near-term labor shortages, the evolution of Covid-19 variants, Federal Reserve taper timeline, potential tax increases, the infrastructure spending bill, and political brinksmanship surrounding debt ceiling and spending bill deadlines, the next several months are shaping up to be quite the soap opera.

Guiding Light

At the November Federal Reserve meeting the Fed formally announced its intent to taper asset purchases. Though the timeline is not set in stone, the expected pace of purchases will decline from $120 billion per month of mortgages and U.S. Treasuries by $15 billion per month ending in the middle of 2022.

Though most expected this announcement, the pace at which the program will be wound down is quicker than some projected. As a result, in recent weeks the yield on 30-year U.S. Treasury bonds rose to over 2.0 percent, with 10-year U.S. Treasury bonds moving above 1.5 percent.

The core PCE Price Index, the Federal Reserve’s preferred measure of inflation, reached +3.6 percent (YOY) in June, the highest reading since the early 1990s. Financial market participants have widely expected elevated inflation given low year-over-year base comparisons and disruptions due to the pandemic, but many also expected this effect to be transitory. However, supply chain bottlenecks have persisted in part due to the resurgence of Covid-19 worldwide. As the holiday season approaches, there does not appear to be any short-term relief to these supply chain constraints, which could lead to higher inflation levels for longer.

While the Fed continues its focus on unwinding the asset purchase program, we do not anticipate any interest rate hikes until the program is concluded. Fed fund futures currently imply a 70 percent probability of one or more 25 basis point rate increases by the end of 2022. Finally, two regional Fed presidents resigned following an inquiry into personal trading activities. Although not the most likely scenario in our view, these vacancies could potentially impact Powell’s chances for reappointment in February 2022. If Powell is not reappointed, the trajectory of both the asset taper and path of interest rates could potentially change going forward.

As the World Turns

The input shortages that have cascaded across global supply chains started to show some signs of easing in late spring, per the ISM Report on Business. Yet, since then, the more contagious Delta variant of Covid-19 has spread worldwide, intensifying supply shortages and inflationary pressures.

Export-heavy countries in Southeast Asia enacted measures to control large outbreaks, resulting in production shortfalls and shipping delays. In August, a two-week partial closure of China’s third-busiest shipping port to quarantine workers also contributed to a backup in container ships and a spike in freight costs. In addition, record-high imports from Asia are now clogging West Coast ports, with snarls across the logistics ecosystem.

The 19-country Euro Area economy weathered the late summer wave of coronavirus infections relatively well, as world-leading vaccination rates precluded the need for wholesale lockdowns. Still, the rapid spread of the Delta variant of the coronavirus worldwide is intensifying global supply chain woes, eroding confidence, and impeding economic activity in the near term.

The U.S. economy initially experienced demand-pull inflation in mid-2020 due to government stimulus for consumers and financial markets, but supply chain issues along with a spike in Unit Labor Costs, has transformed this into cost-push inflation. Development of the latter may maintain pressure on inflation through the first half of 2022.

2	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Though companies with pricing power are increasing prices to make up for higher costs, we expect this to recede next year as increased taxes and a decline in consumer savings likely hinders demand. However, we expect inflation to remain above the Fed’s +2.0 percent long-term target well into 2022.

Strategy

We expect heightened volatility in the markets over the coming months. Third quarter earnings often disappoint, however with consumer demand and corporate pricing power, we expect earnings to be strong leading to increased unrealized gains in investor portfolios. The market is concerned about higher taxes next year and some investors are likely to sell portfolio positions in the fourth quarter to lock in lower tax rates on capital gains. This activity will lead to higher market volatility and overall lower prices as sellers drive down markets. This may cause some investors to panic, leading to prices dropping further. Weaker markets may lead to bad policy decisions (delay in tapering, additional stimulus, etc), though this uncertainty will lead to attractive buying opportunities in early 2022.

In our taxable fixed income strategies, we maintain durations near or below the Funds’ respective benchmarks, as we believe the ongoing worldwide rollout of Covid-19 vaccines and their efficacy against known variants will improve global economic activity, pushing interest rates higher over time. If anything, we expect supply constraints to hold back global growth more than lingering pandemic fears, as we expect global demand to outpace even the rapidly increasing global supply of goods. We continue to emphasize holdings in cyclical industries where appropriate, as we expect industries such as airlines and leisure to disproportionally benefit as the global economy emerges from the pandemic. Although the debt ceiling debate provides a near-term distraction, we do not anticipate the U.S. government will default and may trade opportunistically on any dislocation. We expect longer maturity interest rates to be volatile in the coming months, as expectations for a Fed response to elevated levels of inflation change. We plan to take advantage of shifting investor sentiment tactically. Also, we have modestly increased the portfolios’ liquidity to take advantage of potential opportunities provided by tax-motivated selling in the fourth quarter. The income advantage should continue to help performance, with yields well above benchmarks across most of the strategies we manage.

The outlook for tax-exempt rates and, ultimately, performance continues to be heavily impacted by macro factors, including inflation, monetary policy, and fiscal policy. Municipals are likely to track Treasuries with one exception, municipal demand will likely increase further if Congress raises tax rates to fund increased government spending. This nuance suggests that tax-exempt yield increases may continue to lag Treasuries. We plan to maintain duration near current levels and view diversification as a vital component of managing portfolio risk. As always, we look to opportunistically add to our income advantage as this is a primary driver of performance over an investing cycle.

With best wishes,

Roger J. Sit

Chairman and President Sit Mutual Funds

SEPTEMBER 30, 2021	3

Sit U.S. Government Securities Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the U.S. Government Securities Fund is to provide high current income and safety of principal, which it seeks to attain by investing solely in debt obligations issued, guaranteed or insured by the U.S. government or its agencies or its instrumentalities. Agency mortgage securities and U.S. Treasury securities are the principal holdings in the Fund. The mortgage securities that the Fund purchases consist of pass-through securities including those issued by Government National Mortgage Association (GNMA), Federal National mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC).

Fund Performance

The Sit U.S. Government Securities Fund (Class S) provided a return of -0.18% during the 6-month period ending September 30, 2021, compared to the return of the Bloomberg Intermediate Government Bond Index of +0.61%. The Fund’s 30-day SEC yield was 1.94% and its 12-month distribution rate was 1.03%.

Factors that Influenced the Fund’s Performance

During the 6-month period, the Fund benefitted from the consistent relatively high level of income provided by its holdings in higher coupon government agency mortgages. U.S. Treasury securities were mixed with shorter to intermediate treasuries increasing in yield while longer maturities decreased in yield. The Fund underperformed in this environment as the income produced from the high coupon mortgage securities was not enough to offset the negative price performance. In addition, the Fund continued to experience relatively stable prepayment rates as the mortgage holdings are generally well seasoned and have been through many refinancing cycles. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options is to provide stability to the Fund’s net asset value. However, the cost detracted from overall return.

Outlook and Positioning

Since the beginning of 2021, COVID-19 cases began to stabilize and even decrease going into the summer. Cases then began to accelerate towards the later part of summer as the Delta variant gained its foothold. Despite the increase in cases, consumers demand continued to increase causing demand-pull inflationary pressures. As the reopening of the economy continues, bottlenecks and labor shortages have impeded on economic growth. The subsequent supply chain issues have resulted in a cost-push inflationary environment. Companies have realized they have more pricing power and will likely pass on any increase in input costs directly to the consumer. Supply chain constraints are unlikely to be resolved until next year. The additional unemployment benefits set to expire in September will likely bolster employment once pent-up savings begin to dwindle which could alleviate supply chain issues. The Federal Reserve continued to buoy the market by keeping the Fed Funds rate at 0-0.25% and continuing its ongoing asset purchase program, albeit at a declining pace. The Federal Reserve will begin tapering its purchase program in November of 2021, expecting to conclude by the middle of 2022. The reduction in asset purchases will be systematic and predict-

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg Intermediate Government Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg Intermediate Government Bond Index is a sub-index of the Bloomberg Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

able, however, we expect heightened volatility as the market digests this change. The Fund’s high coupon mortgages should continue to produce an income advantage in this environment as prepayments are likely to remain stable.

We continue to position the Fund opportunistically as concerns regarding inflationary pressures and cases of the COVID-19 virus wane while maintaining the Fund’s focus on seasoned, high coupon agency mortgage securities which provide a high level of income with relatively stable prices. This high level of income and stability of principal has been a fundamental focus of the Fund since its inception.

Bryce A. Doty, CFA	Mark H. Book, CFA
Senior Portfolio Manager	Portfolio Manager

4	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2021

	Sit U.S. Government
	Securities Fund
			Bloomberg
			Intermediate	Lipper
	Class S	Class Y	Gov’t. Bond	U.S. Gov’t
			Index[1]	Fund Index[2]
Six Month	-0.18%	-0.05%	0.61%	n/a
One Year	-0.40	-0.13	-1.33	4.64%
Five Year	1.72	n/a	1.99	3.51
Ten Year	1.47	n/a	1.81	4.34
Since Inception-Class S (6/2/87)	4.97	n/a	5.20	5.15
Since Inception-Class Y (1/1/20)	n/a	2.21	2.57	n/a

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg Intermediate Government Bond Index is a sub-index of the Bloomberg Government Bond Index covering issues with remaining maturities of between three and five years. The Bloomberg Government Bond Index is an index that measures the performance of all public U.S. government obligations with remaining maturities of one year or more. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Collateralized Mortgage Obligations	56.8%
U.S. Treasury / Federal Agency Securities	15.7
Federal National Mortgage Association	13.5
Government National Mortgage Association	8.0
Federal Home Loan Mortgage Corporation	3.1
Asset-Backed Securities	1.2
Small Business Administration	0.4
Other Net Assets	1.3

Based on total net assets as of September 30, 2021. Subject to change.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 09/30/21:	$11.09 Per Share
Net Asset Value 03/31/21:	$11.17 Per Share
Total Net Assets:	$376.7 Million

Class Y:
Net Asset Value 09/30/21:	$11.09 Per Share
Net Asset Value 03/31/21:	$11.17 Per Share
Total Net Assets:	$139.1 Million

Effective Duration [3] :	2.3 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

ESTIMATED AVERAGE LIFE

0-1 Year	1.2%
1-5 Years	89.0
5-10 Years	8.2
10-20 Years	1.2
20+ Years	0.4

The table represents the Adviser’s estimates of the dollar weighted average life of the portfolio’s securities, which differ from their stated maturities. The Fund’s average stated maturity was 18.7 years as of September 30, 2021.

SEPTEMBER 30, 2021	5

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit U.S. Government Securities Fund

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Mortgage Pass-Through Securities - 25.0%

Federal Home Loan Mortgage Corporation - 3.1%
406,551	3.00	1/1/44	443,230
57,315	4.00	7/1/25	60,720
505,019	5.00	5/1/42	558,186
1,227,603	5.50	8/1/49	1,424,187
49,488	5.82	10/1/37	55,510
262,479	6.50	12/1/34	292,770
153,832	6.88	2/17/31	172,659
37,521	7.00	8/1/27	37,939
412,220	7.00	4/1/28	446,795
2,958,317	7.00	12/1/31	3,354,598
421,224	7.00	2/1/37	473,193
256,048	7.00	4/1/37	301,873
3,943,058	7.00	10/1/37	4,558,196
2,183,238	7.00	10/1/38	2,567,049
25,080	7.38	12/17/24	25,365
49,051	7.50	1/1/31	50,147
278,565	7.50	1/1/32	321,146
199,880	7.50	8/1/32	218,285
6,201	7.95	10/1/25	6,228
15,805	8.00	5/1/31	15,873
52,729	8.00	11/1/36	61,796
86,295	8.00	1/1/37	103,041
5,286	8.50	12/1/21	5,305
78,387	8.50	6/20/27	88,049
16,935	8.50	12/1/29	18,394
68,159	8.50	3/1/31	77,737
14,394	9.00	3/20/27	14,482
35,659	9.00	2/17/31	35,769
25,366	9.00	5/1/31	25,689
4	10.00	3/17/25	4
960	10.00	7/1/30	964

			15,815,179

Federal National Mortgage Association - 13.5%
3,100,000	2.48	2/1/35	3,259,173
3,100,000	2.68	2/1/35	3,293,038
2,418,021	4.50	4/1/48	2,640,435
1,280,242	5.00	9/1/43	1,474,331
9,736,637	5.00	2/1/49	11,160,611
519,521	5.00	6/1/51	598,252
358,357	5.50	6/1/33	394,997
4,406,944	5.50	12/1/41	5,200,062
2,757,214	5.50	1/1/49	3,213,989
1,739,230	5.50	5/1/49	1,954,122
850,604	5.50	4/1/50	951,186
845,368	5.93	5/1/35	845,078
401,664	6.00	11/1/34	472,558
136,125	6.00	5/1/37	153,746
53,962	6.00	9/1/37	58,707
1,397,293	6.00	4/1/38	1,651,669
404,497	6.00	2/1/40	467,254
4,307,631	6.00	5/1/41	5,079,207
261	6.50	1/1/22	262
979,323	6.50	2/1/29	1,100,258
134,346	6.50	3/1/29	143,947
2,626,393	6.50	12/1/30	2,968,333
143,626	6.50	6/1/31	162,492
334,762	6.50	4/1/32	377,967
49,911	6.50	8/1/34	55,949

Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
330,961	6.50	11/1/34	370,757
704,792	6.50	12/1/36	803,248
165,853	6.50	1/1/39	180,635
1,307,944	6.50	6/1/40	1,511,830
885,665	6.75	6/1/32	1,035,211
680,653	6.87	6/1/40	777,839
4,453	7.00	3/1/22	4,469
9,463	7.00	6/1/22	9,563
2,943	7.00	1/1/24	2,958
18,104	7.00	2/1/26	19,276
50,722	7.00	9/1/27	54,544
24,355	7.00	10/1/27	26,222
103,820	7.00	11/1/27	114,086
23,957	7.00	1/1/28	25,897
18,509	7.00	10/1/32	20,199
2,887,044	7.00	12/1/32	3,424,708
81,345	7.00	7/1/33	91,370
85,921	7.00	7/1/34	97,030
10,679	7.00	12/1/37	11,955
1,659,972	7.00	3/1/39	1,995,927
3,621,701	7.00	1/1/40	4,181,359
453,682	7.00	9/1/47	487,621
1,072	7.50	6/1/22	1,078
4,048	7.50	12/1/22	4,079
9,676	7.50	3/1/23	9,771
92,585	7.50	4/1/32	103,308
128,663	7.50	1/1/34	145,334
2,584,010	7.50	10/1/38	3,032,760
1,116,676	7.50	11/1/38	1,318,149
8,465	7.68	7/20/30	8,580
4,430	7.96	8/20/25	4,485
101,207	8.00	6/1/25	107,516
4,050	8.00	7/20/28	4,101
60,466	8.00	2/1/31	69,187
124,409	8.00	1/1/32	136,540
53,555	8.00	11/1/37	63,509
287,969	8.00	3/1/38	348,495
54,312	8.13	11/15/31	61,149
61,713	8.50	11/1/26	64,552
44,856	8.50	3/1/28	46,034
30,131	8.50	10/1/28	33,590
110,343	8.50	4/1/29	123,448
33,423	8.50	10/1/29	33,555
58,645	8.50	7/1/30	68,055
41,075	8.50	8/1/30	49,329
140,358	8.50	4/1/32	170,808
147,683	8.50	1/1/37	169,296
1,726	9.00	6/15/25	1,750
17,829	9.00	6/1/30	18,158
8,891	9.00	10/1/30	9,700
68,306	9.00	2/1/31	71,017
18,960	9.00	7/1/31	19,033
25,655	9.00	10/1/31	29,600
59,797	9.00	8/1/37	62,754
156,567	9.00	2/1/38	172,079
20,298	9.00	5/15/28	20,617
14,315	9.50	8/1/24	14,468
98,838	9.50	5/1/29	112,206
12,469	9.50	4/1/30	13,688
72,176	9.50	8/1/31	80,375
22,528	10.00	2/1/28	22,874

See accompanying notes to financial statements.

6	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
75,439	10.00	6/1/30		85,018

				69,834,372

Government National Mortgage Association - 8.0%
94,202	4.00	12/15/24		99,691
395,749	4.00	10/20/30		435,521
7,164,926	4.00	8/20/31		7,766,302
746,925	4.00	12/20/31		822,399
564,175	4.25	10/20/31		619,500
332,916	4.25	3/20/37		359,707
1,709,632	4.75	9/20/31		1,914,899
6,007,636	5.00	12/15/45		7,084,252
1,048,150	5.00	7/20/49		1,133,216
61,388	5.50	9/15/25		65,205
740,088	5.50	5/15/29		834,320
1,699,946	5.75	2/15/29		1,896,440
593,667	5.75	10/20/31		668,204
375,313	6.00	9/15/33		417,343
251,540	6.00	2/20/47		294,752
2,514,539	6.00	7/20/47		2,934,254
22,803	6.25	12/15/23		23,587
537,077	6.25	4/15/29		597,587
51,110	6.50	11/15/23		53,163
161,901	6.50	4/15/24		169,052
584,728	6.50	2/20/28		655,070
222,808	6.50	2/20/29		239,685
383,252	6.50	7/20/34		457,167
2,050,099	6.50	2/15/35		2,349,010
16,241	6.50	12/20/38		17,583
210,655	6.50	1/20/39		246,784
112,010	6.50	2/20/39		133,424
242,639	6.50	4/20/39		283,107
268,031	6.50	6/20/39		308,308
457,113	6.50	8/20/39		536,257
275,376	6.50	4/20/43		325,649
3,031,247	7.00	8/15/29		3,459,267
3,204,795	7.00	10/15/29		3,660,846
187,661	7.00	10/15/36		210,138

				41,071,689

Small Business Administration - 0.4%
1,314,799	5.33	8/25/36		1,425,008
671,315	5.33	9/25/36		727,788

				2,152,796

Total Mortgage Pass-Through Securities				128,874,036

(cost: $125,204,127)

U.S. Treasury / Federal Agency Securities - 15.7%
U.S. Treasury Bonds:
1,900,000	2.00	2/15/50		1,861,332
U.S. Treasury Inflation Indexed Bonds:
35,777,885	0.13	1/15/23		36,987,718
U.S. Treasury Note:
18,850,000	1.25	8/15/31		18,369,914
15,000,000	1.63	5/15/31		15,157,031
U.S. Treasury Strip Principal:
9,800,000	1.05	5/15/30	[6]	8,649,482

Total U.S. Treasury / Federal Agency Securities				81,025,477

(cost: $82,145,320)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)

Collateralized Mortgage Obligations - 56.8%

Federal Home Loan Mortgage Corporation - 10.2%
90,837	5.00	2/15/23		92,189
3,372,257	5.00	11/25/50		3,929,160
884,006	5.00	11/25/50	[1]	1,022,756
5,975,547	5.50	6/25/51		7,038,062
352,322	5.53	5/15/38	[1]	386,802
1,675,128	6.00	1/15/33		1,943,361
1,730,326	6.00	5/15/36		2,011,774
1,663,357	6.00	9/15/42		1,922,316
17,549	6.25	5/15/29		18,542
45,800	6.50	9/15/23		47,977
20,700	6.50	3/15/24		21,910
331,055	6.50	7/15/27		372,332
339,919	6.50	2/15/28		377,773
408,866	6.50	3/15/29		461,963
11,434	6.50	2/15/30		12,858
335,982	6.50	1/15/31		380,832
675,588	6.50	8/15/31		770,031
140,906	6.50	1/15/32		162,068
53,053	6.50	3/15/32		61,449
340,811	6.50	6/25/32		397,453
175,258	6.50	7/15/32		202,816
3,799,407	6.50	5/15/33		4,465,651
725,640	6.50	5/15/35		863,237
399,186	6.50	8/15/39		472,708
760,007	6.50	2/25/43		896,679
474,916	6.50	3/25/43		555,618
626,495	6.50	7/25/43		757,480
563,567	6.50	10/25/43		653,609
2,272,185	6.50	8/15/45		2,691,177
477,415	6.50	2/15/49		539,440
6,504	6.70	9/15/23		6,812
374,311	6.75	3/15/28		422,686
342,187	6.95	3/15/28		384,109
6,659	7.00	10/15/22		6,773
1,590	7.00	11/15/22		1,624
45,479	7.00	3/25/23		46,531
3,291	7.00	4/15/23		3,407
16,268	7.00	7/15/23		17,001
46,945	7.00	1/15/24		49,417
23,574	7.00	3/15/24		24,785
48,729	7.00	8/15/25		52,926
39,670	7.00	9/15/26		43,557
88,887	7.00	6/15/29		101,307
223,742	7.00	8/15/29		256,896
283,273	7.00	10/20/29		325,899
47,535	7.00	1/15/30		55,575
158,491	7.00	10/15/30		187,427
117,385	7.00	7/15/31		137,245
60,520	7.00	4/15/32		68,595
398,744	7.00	5/15/32		472,035
2,120,763	7.00	8/15/41		2,496,464
3,224,458	7.00	2/25/43		3,846,423
599,849	7.00	3/25/43		706,811
827,223	7.00	7/25/43		996,062
715,467	7.00	3/15/49		835,999
94	7.50	10/15/21		94
5,448	7.50	7/15/22		5,510
29,525	7.50	3/15/23		30,603
129,146	7.50	4/15/23		134,014

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	7

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit U.S. Government Securities Fund (Continued)

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
30,723	7.50	9/20/26		34,357
149,890	7.50	3/15/28		171,586
245,562	7.50	9/15/29		288,726
80,194	7.50	12/15/29		91,673
143,347	7.50	6/15/30		169,115
219,744	7.50	8/15/30		257,008
342,648	7.50	9/15/30		408,006
78,257	7.50	11/15/30		91,488
2,184,104	7.50	6/15/34		2,674,394
1,264,560	7.50	8/25/42	[1]	1,623,894
716,300	7.50	9/25/43		835,290
137,790	8.00	2/15/23		143,094
15,744	8.00	4/25/24		16,476
88,056	8.00	2/15/27		100,277
107,564	8.00	11/20/29		125,721
121,091	8.00	1/15/30		142,710
1,211	8.25	6/15/22		1,235
62,293	8.50	3/15/25		69,148
20,789	8.50	3/15/32		24,874

				52,515,682

Federal National Mortgage Association - 15.7%
450,683	1.53	7/25/37	[1]	447,186
457,516	3.03	8/25/43	[1]	483,604
198,496	4.55	6/25/43		218,101
1,990,067	5.00	7/25/40		2,244,597
378,515	5.00	11/25/41		426,176
576,832	5.00	6/25/43		638,165
2,382,632	5.00	11/25/50		2,734,976
3,081,952	5.00	12/25/50		3,578,058
2,180,451	5.28	2/25/42	[1]	2,398,544
564,303	5.36	6/25/42		642,279
1,404,154	5.38	10/25/42	[1]	1,614,300
662,681	5.50	9/25/33		751,496
3,174,244	5.50	6/25/40		3,605,928
2,498,603	5.57	12/25/42	[1]	2,751,331
942,366	5.62	12/25/53	[1]	1,103,454
663,203	5.81	8/25/43		746,039
1,088,189	6.00	5/25/30		1,226,884
1,859,244	6.00	5/25/36		2,193,935
240,000	6.00	6/25/36		278,330
1,851,531	6.00	11/25/43		2,126,182
864,006	6.00	9/25/46		968,619
1,325,023	6.00	2/25/48		1,512,187
977,929	6.30	8/25/47	[1]	1,108,090
177,946	6.50	8/20/28		195,051
1,043,360	6.50	1/25/32		1,223,736
153,340	6.50	3/25/32		179,548
251,760	6.50	6/25/32		292,410
201,232	6.50	7/25/36		239,051
57,760	6.50	9/25/36		68,250
1,733,888	6.50	11/25/41		1,982,975
221,562	6.50	3/25/42		251,065
1,071,067	6.50	5/25/42		1,280,045
3,457,564	6.50	7/25/42		3,751,643
252,605	6.50	9/25/42		292,300
619,177	6.50	11/25/42		705,682
540,668	6.50	7/25/44		560,117
220,258	6.51	2/25/45	[1]	259,635
313,975	6.63	9/25/37	[1]	382,982
2,215,136	6.75	6/25/32		2,624,238
478,259	6.75	4/25/37		520,976

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
54,622	6.85	12/18/27		60,235
319,837	6.89	8/25/37	[1]	353,651
580	7.00	7/25/22		587
3,959	7.00	11/25/22		4,065
4,008	7.00	12/25/22		4,093
5,348	7.00	6/25/23		5,568
215,807	7.00	4/25/24		226,392
117,645	7.00	9/18/27		131,974
1,497,759	7.00	5/25/31		1,592,807
1,061,696	7.00	12/25/33		1,242,640
104,247	7.00	9/25/40		121,378
397,057	7.00	10/25/41		451,975
161,051	7.00	11/25/41		194,074
281,620	7.00	12/25/41		329,298
877,103	7.00	7/25/42		1,045,074
1,768,515	7.00	2/25/44		2,076,236
92,977	7.00	8/25/44		110,777
22,230	7.50	8/20/27		25,113
186,710	7.50	10/25/40		208,726
1,326,090	7.50	11/25/40		1,409,518
689,068	7.50	6/19/41	[1]	807,510
1,271,157	7.50	7/25/41		1,511,445
755,385	7.50	8/25/41		869,504
249,593	7.50	11/25/41		301,527
469,476	7.50	1/25/42		557,668
3,157,444	7.50	5/25/42		3,775,513
286,016	7.50	6/25/42		338,932
2,895,829	7.50	8/25/42	[1]	3,555,317
984,301	7.50	2/25/44		1,160,536
473,911	7.50	3/25/44		548,601
668,791	7.50	5/25/44		812,662
43,253	7.50	10/25/44		51,859
3,887,757	7.50	1/25/48		4,681,788
5,586	8.00	7/25/22		5,694
31,346	8.00	7/18/27		35,083
316,042	8.00	7/25/44		364,160
437,111	8.00	11/25/37	[1]	518,967
227,764	8.11	11/25/37	[1]	271,090
37,821	8.28	10/25/42	[1]	46,140
5,070	8.50	1/25/25		5,536
384,862	8.50	6/25/30		461,716
1,674	9.00	8/25/22		1,722
40,444	9.00	11/25/28		46,976
254,564	9.00	6/25/30		311,396
47,626	9.00	10/25/30		58,138
70,341	9.43	6/25/32	[1]	81,975
61,746	9.50	11/25/31		75,068
190,774	9.50	12/25/41		230,733
249,850	11.04	6/25/44	[1]	284,535
852,617	11.37	9/25/42	[1]	1,102,639
13,825	22.48	3/25/39	[1]	21,092

				81,097,868

Government National Mortgage Association - 29.9%
5,756,476	4.88	4/20/51	[1]	6,559,928
3,544,595	5.00	12/20/50		4,118,967
24,144,431	5.00	2/20/51		28,241,632
2,486,482	5.02	8/20/51	[1]	2,848,677
2,717,399	5.06	7/20/51	[1]	3,122,655
2,059,625	5.19	5/20/51	[1]	2,383,744
500,000	5.50	9/20/39		583,773
7,745,198	5.50	10/20/50		9,126,682

See accompanying notes to financial statements.

8	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
2,233,636	5.50	11/20/50		2,625,847
3,844,531	5.50	1/20/51		4,625,974
18,478,162	5.50	5/20/51		21,647,019
2,656,113	5.50	6/20/51		3,037,332
12,738,865	5.50	7/20/51		15,012,602
314,074	5.54	4/20/48	[1]	357,287
4,349,600	5.59	4/20/40	[1]	5,031,206
4,643,859	5.81	3/20/45	[1]	5,355,388
9,546,271	5.90	2/20/51	[1]	11,433,193
778,526	5.95	10/20/40	[1]	908,622
418,926	5.99	11/20/43	[1]	484,538
1,553,679	6.00	11/20/33		1,686,700
458,971	6.00	12/20/35		525,997
289,929	6.00	3/20/42		338,727
441,724	6.00	3/20/48		500,394
2,663,757	6.00	3/20/49		2,969,280
805,481	6.00	5/20/49		893,448
1,735,846	6.13	1/20/39	[1]	2,059,122
326,913	6.43	4/20/37	[1]	360,775
1,631,203	6.48	6/20/41	[1]	1,900,464
1,051,418	6.50	7/20/32		1,049,542
1,069,304	6.50	2/20/37		1,199,252
215,910	6.50	9/16/38		241,297
2,152,358	6.50	8/20/48		2,482,397
985,614	6.50	10/20/48		1,116,959
1,659,687	6.50	1/20/49		1,854,728
559,683	6.57	7/20/39	[1]	652,069
445,534	6.65	4/20/39	[1]	525,154
829,691	6.87	8/20/40	[1]	967,220
447,245	6.99	6/20/45	[1]	513,467
117,804	7.00	9/16/33		129,479
318,346	7.00	5/20/42		377,113
953,265	7.00	10/20/48		1,051,504
902,128	7.11	12/20/38	[1]	1,055,639
542,239	7.13	12/20/33	[1]	628,081
1,291,171	7.31	8/20/38	[1]	1,516,953

				154,100,827

Vendee Mortgage Trust - 1.0%
994,446	6.08	3/15/25	[1]	1,133,697
1,478,204	6.50	8/15/31		1,650,517
720,547	6.50	10/15/31		844,813
505,649	6.75	2/15/26		562,811
579,524	7.00	3/15/28		640,004
30,281	7.25	9/15/22		30,731
151,119	7.25	9/15/25		166,586
89,439	7.75	5/15/22		90,707
190,488	7.75	9/15/24		205,291
76,157	8.00	2/15/25		81,751
62,477	8.29	12/15/26		70,208

				5,477,116

Total Collateralized Mortgage Obligations				293,191,493

(cost: $288,088,842)

Asset-Backed Securities - 1.2%

Federal Home Loan Mortgage Corporation - 0.2%
398	6.09	9/25/29	[1]	400
707,555	7.16	7/25/29		813,186

				813,586

Federal National Mortgage Association - 0.6%
12,079	1 Mo. Libor + 0.17%, 0.40	11/25/32	[1]	11,843

Principal Amount ($)	Coupon Rate (%)	Maturity Date		Fair Value ($)
527,002	4.40	11/25/33	[14]	585,564
302,495	4.67	9/26/33	[14]	337,418
107,404	4.80	10/25/33	[14]	120,967
1,717,914	5.73	2/25/33	[14]	1,976,603
3,632	6.00	5/25/32	[14]	3,919
81,687	6.09	10/25/31	[14]	87,125
3,730	7.80	6/25/26	[1]	4,125

				3,127,564

Small Business Administration - 0.4%
212,087	5.78	8/1/27		232,456
952,847	5.87	7/1/28		1,050,104
818,427	6.02	8/1/28		909,473

				2,192,033

Total Asset-Backed Securities				6,133,183

(cost: $5,627,198)

Put Options Purchased [19]- 0.1%				632,813

(cost: $328,977)

Quantity	Name of Issuer			Fair Value ($)

Short-Term Securities - 0.8%
4,158,579	Fidelity Inst. Money Mkt. Gvt. Fund, 0.01%			4,158,579

(cost: $4,158,579)

Total Investments in Securities - 99.6%
(cost: $505,553,043)				514,015,581

Other Assets and Liabilities - 0.4%				1,808,442

Total Net Assets - 100.0%				$515,824,023

[1]

Variable rate security. Rate disclosed is as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2021.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	9

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit U.S. Government Securities Fund (Continued)

[19]	Options outstanding as of September 30, 2021 were as follows:

		Exercise	Expiration		Notional	Cost/
Description	Contracts	Price ($)	Date	Counterparty	Amount ($)	Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:
10-Year	300	133.50	November 2021	StoneX Financial, Inc.	40,050,000	328,977	632,813

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Mortgage Pass-Through Securities	—	128,874,036	—	128,874,036
U.S. Treasury / Federal Agency Securities	—	81,025,477	—	81,025,477
Collateralized Mortgage Obligations	—	293,191,493	—	293,191,493
Asset-Backed Securities	—	6,133,183	—	6,133,183
Put Options Purchased	632,813	—	—	632,813
Short-Term Securities	4,158,579	—	—	4,158,579
Total:	4,791,392	509,224,189	—	514,015,581

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

10	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2021	11

Sit Quality Income Fund

OBJECTIVE & STRATEGY

The objective of the Quality Income Fund is to provide high current income and safety of principal, which it seeks to attain by investing at least 80% of its assets in debt securities issued by the U.S. government and its agencies, debt securities issued by corporations, and mortgage and other asset-backed securities. The Fund invests at least 50% of its assets in U.S. government debt securities, which are securities issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities.

Fund Performance

The Sit Quality Income Fund provided a return of +1.07% during the 6-month period ending September 30, 2021, compared to the return of the Bloomberg 1-3 Year Government/Credit Bond Index of +0.13%. The Fund’s 30-day SEC yield was 1.26% and its 12-month distribution rate was 1.33%.

Factors that Influenced the Fund’s Performance

The primary goal of the Fund is to maintain a high credit quality portfolio with stable principal values, while generating a relatively high level of income. During the 6-month period, the Fund benefitted from the income advantage produced by its holdings in residential mortgages, corporate, and taxable municipal securities. The Fund reduces interest rate risk by using futures and options on Treasury securities. The use of futures and options was effective in providing stability to the Fund’s net asset value, however, detracted from overall return. Corporate securities experienced a positive return for the Fund, as prices on these securities rebounded as the economy continues to improve. The Fund’s treasury holdings outperformed the benchmark as the securities held by the Fund were generally inflation protected securities which benefitted from higher-than-expected inflation measures. The Fund’s collateralized mortgage obligations and asset-backed securities outperformed as the income advantage was enough to offset slight acceleration in prepayment speeds. Agency mortgage-backed securities outperformed due to the strong income advantage relative to the benchmark. Taxable municipal securities outperformed as these securities tend to be longer in duration and yields on longer term treasury securities declined over the period providing positive price performance.

Outlook and Positioning

Since the beginning of 2021, COVID-19 cases began to stabilize and even decrease going into the summer. Cases then began to accelerate towards the later part of summer as the Delta variant gained its foothold. Despite the increase in cases, consumers demand continued to increase causing demand-pull inflationary pressures. As the reopening of the economy continues, bottlenecks and labor shortages have impeded economic growth. The subsequent supply chain issues have resulted in a cost-push inflationary environment. Companies have realized they have more pricing power and will likely pass on any increase in input costs directly to the consumer. Supply chain constraints are unlikely to be resolved until next year. The additional unemployment benefits set

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years as compared to the performance of the Bloomberg 1-3 Year Government/Credit Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

to expire in September will likely bolster employment once pent-up savings begin to dwindle which could alleviate supply chain issues. The Federal Reserve continued to buoy the market by keeping the Fed Funds rate at 0-0.25% and continuing its ongoing asset purchase program, albeit at a declining pace. The Federal Reserve will begin tapering its purchase program in November of 2021, expecting to conclude by the middle of 2022. The reduction in asset purchases will be systematic and predictable, however, we expect heightened volatility as the market digests this change.

We have positioned the Fund opportunistically in terms of credit quality and defensively with respect to an inflationary environment in order to maximize return potential while preserving principal. We focus on a mix of Treasury, agency and credit sectors that provide relatively high levels of income and stable prices.

Bryce A. Doty, CFA	Chris M. Rasmussen, CFA
Senior Portfolio Manager	Mark H. Book, CFA
Portfolio Managers

12	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2021
		Bloomberg	Lipper Short
		1-3 Year	Investment
	Sit Quality	Government/	Grade Bond
	Income Fund	Credit Index[1]	Index[2]

Six Months	1.07%	0.13%	n/a
One Year	2.25	0.30	1.64%
Five Year	1.90	1.89	2.42
Since Inception (12/31/12)	1.30	1.51	1.90

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains and all fee waivers. Without the fee waivers total return and yield figures would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg 1-3 Year Government/Credit Index is an unmanaged index of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

U.S. Treasury / Federal Agency Securities	32.2%
Corporate Bonds	27.0
Mortgage Pass-Through Securities	19.2
Taxable Municipal Bonds	8.4
Collateralized Mortgage Obligations - Non Agency	4.8
Asset-Backed Securities - Non Agency	3.0
Other Net Assets	5.4

Based on total net assets as of September 30, 2021. Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 09/30/21:	$10.06 Per Share
Net Asset Value 03/31/21:	$10.04 Per Share
Total Net Assets:	$124.3 Million
Average Maturity:	8.0 Years
Effective Duration: [3]	1.7 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATING (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

SEPTEMBER 30, 2021	13

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 3.7%

Agency - 0.7%
FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	501,251	0.66	5/28/35	495,967
Small Business Administration, Series 2006-20D, Class 1	123,165	5.64	4/1/26	132,398
Small Business Administration, Series 2007-20B, Class 1	99,210	5.49	2/1/27	107,046
Small Business Administration, Series 2007-20J, Class 1	182,634	5.57	10/1/27	199,378

				934,789

Non-Agency - 3.0%
ACE Securities Corp. Manufactured Housing Trust, Series 2003-MH1, Class M2 1, [4]	499,642	6.50	8/15/30	520,626
Bayview Opportunity Master Fund, Series 2017-SPL5, Class A 1, [4]	204,812	3.50	6/28/57	209,140
Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	105,325
Centex Home Equity Loan Trust, Series 2004-A, Class AF5 [14]	310,000	5.43	1/25/34	311,885
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, 1 Mo. Libor + 0.86% [1]	227,088	0.95	10/25/33	226,010
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	142,404	2.75	1/25/61	144,713
OSCAR US Funding Trust IX, LLC, Series 2018-2A, Class A4 [4]	455,385	3.63	9/10/25	465,208
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	820,404
Towd Point Mortgage Trust, Series 2019-SJ3, Class A1 1, [4]	206,604	3.00	11/25/59	207,003
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	663,767	2.18	2/25/60	667,874

				3,678,188

Total Asset-Backed Securities (cost: $4,579,985)				4,612,977

Collateralized Mortgage Obligations - 8.2%

Agency - 3.4%
FHLMC REMICS, Series 2528, Class KM	6,730	5.50	11/15/22	6,855
FHLMC REMICS, Series 3104, Class BY	62,219	5.50	1/15/26	66,561
FHLMC REMICS, Series 3806, Class JA	107,748	3.50	2/15/26	111,498
FHLMC REMICS, Series 4246, Class PT	327,311	6.50	2/15/36	384,438
FHLMC REMICS, Series 4759, Class NA	238,903	3.00	8/15/44	243,131
FHLMC REMICS, Series 4776, Class QG	9,419	3.00	9/15/42	9,417
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	641,341	7.00	3/25/44	749,622
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	328,687	3.03	8/25/43	347,429
FNMA REMICS, Series 2003-52, Class NA	2,800	4.00	6/25/23	2,807
FNMA REMICS, Series 2009-13, Class NX	271	4.50	3/25/24	276
FNMA REMICS, Series 2009-71, Class MB	9,065	4.50	9/25/24	9,266
FNMA REMICS, Series 2012-19, Class GH	3,711	3.00	11/25/30	3,741
FNMA REMICS, Series 2013-74, Class AD	28,025	2.00	7/25/23	28,206
FNMA REMICS, Series 2017-97, Class DP	97,308	3.50	10/25/46	98,490
FNMA REMICS, Series 2018-1, Class TE	111,107	3.50	3/25/44	113,328
FNMA REMICS, Series 2018-25, Class AG	287,833	3.50	4/25/47	300,131
FRESB Mortgage Trust, Series 2018-SB45, Class A5H [1]	619,310	2.96	11/25/37	630,337
FRESB Mortgage Trust, Series 2018-SB46, Class A5H [1]	751,595	2.89	12/25/37	769,845
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	341,461	4.00	2/25/59	371,763
Vendee Mortgage Trust, Series 1993-1, Class ZB	14,887	7.25	2/15/23	15,419

				4,262,560

Non-Agency - 4.8%
JP Morgan Mortgage Trust, Series 2020-8, Class A4 1, [4]	102,894	3.00	3/25/51	103,535
JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	800,898	2.50	6/25/51	811,754
JP Morgan Mortgage Trust, Series 2021-12, Class A4 1, [4]	600,000	2.50	2/25/52	610,031
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,398,477	2.50	10/25/51	1,423,551
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	616,473	2.50	11/25/51	627,542
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	337,620	4.00	3/25/57	358,571
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	358,484	4.00	4/25/57	384,139
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 1 Mo. Libor + 1.50% 1, [4]	126,861	1.59	6/25/57	127,649
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	253,697	4.00	12/25/57	270,717
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 1 Mo. Libor + 0.75% 1, [4]	364,634	0.84	1/25/48	365,174
Sequoia Mortgage Trust, Series 2020-2, Class A4 1, [4]	132,832	3.50	3/25/50	133,499

See accompanying notes to financial statements.

14	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	398,056	2.50	11/25/50	408,677
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	360,195	2.50	9/25/50	364,064

				5,988,903

Total Collateralized Mortgage Obligations (cost: $10,161,693)				10,251,463

Corporate Bonds - 27.0%
Alaska Airlines 2020-1 Class A Pass Through Trust [4]	207,363	4.80	8/15/27	230,823
Alaska Airlines 2020-1 Class B Pass Through Trust [4]	808,157	8.00	8/15/25	909,123
American Equity Investment Life Holding Co.	950,000	5.00	6/15/27	1,093,571
Bank of America Corp. [1]	1,100,000	1.73	7/22/27	1,104,379
Bank OZK (Subordinated) [1]	1,000,000	2.75	10/1/31	1,001,129
BGC Partners, Inc.	900,000	4.38	12/15/25	971,557
Brighthouse Financial, Inc.	500,000	3.70	6/22/27	547,421
British Airways 2020-1 Class B Pass Through Trust [4]	390,360	8.38	11/15/28	458,217
Broadcom Corp./Broadcom Cayman Finance, Ltd.	850,000	3.88	1/15/27	934,086
Cabot Corp.	850,000	3.40	9/15/26	905,728
Canadian Natural Resources, Ltd.	1,000,000	3.85	6/1/27	1,093,214
Cigna Corp.	350,000	7.88	5/15/27	465,521
Continental Airlines 2012-1 Class A Pass Through Trust	212,188	4.15	4/11/24	224,038
CVS Pass-Through Trust Series 2009 [4]	262,769	8.35	7/10/31	341,678
Delta Air Lines 2015-1 Class A Pass Through Trust	554,348	3.88	7/30/27	578,363
Delta Air Lines 2015-1 Class AA Pass Through Trust	369,561	3.63	7/30/27	395,931
Delta Air Lines 2019-1 Class A Pass Through Trust	306,000	3.40	4/25/24	313,866
Delta Air Lines, Inc./SkyMiles [4]	750,000	4.75	10/20/28	836,181
Doric Nimrod Air Finance Alpha 2012-1 Trust [4]	197,116	5.13	11/30/22	196,557
Duke Energy Florida Project Finance, LLC	359,579	1.73	9/1/22	361,981
Duke Energy Florida Project Finance, LLC	569,000	2.54	9/1/29	589,342
El Paso Natural Gas Co., LLC	500,000	7.50	11/15/26	627,567
Equinor ASA	224,000	7.15	11/15/25	274,883
Expedia Group, Inc.	1,000,000	4.63	8/1/27	1,133,335
General Motors Financial Co., Inc.	1,000,000	2.70	8/20/27	1,037,400
JetBlue 2019-1 Class B Pass Through Trust	888,677	8.00	11/15/27	1,039,829
JPMorgan Chase & Co., 3 Mo. Libor + 0.80% [1]	900,000	1.00	5/10/23	905,844
Liberty Mutual Insurance Co. (Subordinated) [4]	700,000	8.50	5/15/25	862,204
Marathon Oil Corp.	1,000,000	4.40	7/15/27	1,122,731
Mercury General Corp.	1,000,000	4.40	3/15/27	1,120,682
Metropolitan Life Insurance Co. (Subordinated) [4]	750,000	7.80	11/1/25	926,252
Minnesota Life Insurance Co. (Subordinated) [4]	925,000	8.25	9/15/25	1,144,737
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,100,000	2.41	12/15/24	1,101,294
Prudential Insurance Co. of America (Subordinated) [4]	615,000	8.30	7/1/25	760,234
RenaissanceRe Finance, Inc.	725,000	3.45	7/1/27	787,972
Ross Stores, Inc.	833,000	4.70	4/15/27	955,372
Southwest Airlines Co.	1,000,000	5.13	6/15/27	1,168,912
TIAA FSB Holdings, Inc. (Subordinated)	780,000	5.75	7/2/25	834,713
Tosco Corp.	500,000	7.80	1/1/27	642,205
Tyco Intl. Finance	1,000,000	3.90	2/14/26	1,075,319
United Airlines 2013-1 Class A Pass Through Trust	195,888	4.30	8/15/25	210,238
United Airlines 2014-1 Class A Pass Through Trust	937,362	4.00	4/11/26	989,136
United Airlines 2016-2 Class AA Pass Through Trust	142,622	2.88	10/7/28	144,308
Valero Energy Partners LP	1,000,000	4.38	12/15/26	1,118,893

Total Corporate Bonds (cost: $33,149,429)				33,536,766

Mortgage Pass-Through Securities - 19.2%

Federal Home Loan Mortgage Corporation - 5.1%
Freddie Mac	405,758	2.00	11/1/31	419,344
Freddie Mac	518,191	2.00	8/1/32	535,464
Freddie Mac	71,258	3.00	9/1/27	75,535

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	15

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Freddie Mac	766,807	3.00	1/1/35	818,513
Freddie Mac	1,724,270	3.00	1/1/36	1,843,037
Freddie Mac	14,422	3.50	7/1/26	15,400
Freddie Mac	989,660	3.50	8/1/31	1,073,688
Freddie Mac	388,969	3.50	9/1/32	417,014
Freddie Mac	97,163	4.00	7/1/26	103,320
Freddie Mac	97,886	4.00	1/1/27	104,031
Freddie Mac	3,410	4.50	7/1/26	3,573
Freddie Mac	410,243	4.50	10/1/34	447,336
Freddie Mac	6,139	5.00	10/1/25	6,744
Freddie Mac	353,285	5.00	5/1/28	388,273

				6,251,272

Federal National Mortgage Association - 12.2%
Fannie Mae	1,227,339	2.35	5/1/23	1,253,897
Fannie Mae	1,946,682	2.50	6/1/31	2,043,145
Fannie Mae	728,061	2.50	2/1/35	762,341
Fannie Mae	108,999	3.00	8/1/28	114,676
Fannie Mae	603,674	3.00	9/1/32	642,257
Fannie Mae	627,999	3.00	4/1/40	669,953
Fannie Mae	1,477,534	3.00	6/1/40	1,588,531
Fannie Mae	238,620	3.50	1/1/26	254,712
Fannie Mae	655,806	3.50	2/1/32	697,092
Fannie Mae	1,514,074	3.50	8/1/33	1,640,924
Fannie Mae	574,085	3.50	5/1/35	619,727
Fannie Mae	7,233	4.00	9/1/24	7,658
Fannie Mae	51,646	4.00	6/1/25	54,741
Fannie Mae	11,521	4.00	10/1/31	12,513
Fannie Mae	799,871	4.00	10/1/34	847,168
Fannie Mae	2,337,402	4.00	1/1/39	2,583,793
Fannie Mae	38,864	4.50	4/1/25	40,829
Fannie Mae	544,605	5.50	8/1/40	652,931
Fannie Mae	713,269	5.50	2/1/42	829,537

				15,316,425

Government National Mortgage Association - 0.5%
Ginnie Mae, US Treasury + 1.50% [1]	23,590	1.88	4/20/33	24,545
Ginnie Mae, US Treasury + 1.50% [1]	5,405	1.88	4/20/42	5,629
Ginnie Mae	2,660	5.00	12/20/23	2,749
Ginnie Mae	3,602	5.00	9/15/24	3,722
Ginnie Mae	18,069	5.00	6/20/26	19,503
Ginnie Mae	503,888	6.00	7/20/37	587,983

				644,131

Other Federal Agency Securities - 1.4%
Small Business Administration Pools, PRIME - 2.50% [1]	454,636	0.75	5/25/43	463,336
Small Business Administration Pools, PRIME + 0.79% [1]	853,235	4.04	2/25/28	902,629
Small Business Administration Pools, PRIME + 0.81% [1]	287,050	4.06	3/25/30	308,323

				1,674,288

Total Mortgage Pass-Through Securities (cost: $23,678,316)				23,886,116

Taxable Municipal Bonds - 8.4%
Borough of Naugatuck CT G.O.	190,000	1.40	9/15/27	188,837
Chino, CA Public Financing Authority	215,000	1.70	9/1/26	218,857
City of Cleveland OH	125,000	1.28	10/1/26	124,334
City of Cleveland OH	325,000	1.61	10/1/27	324,727
City of Encinitas CA	500,000	1.45	9/1/27	492,415
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	5,151
County of Yamhill OR	500,000	4.50	10/1/30	546,415
Florida Capital Projects Finance Authority	1,000,000	4.00	10/1/24	995,800

See accompanying notes to financial statements.

16	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Illinois Finance Authority	500,000	3.25	5/15/27	496,970
Jersey City, NJ G.O.	335,000	1.13	9/1/26	328,776
Kansas City Industrial Development Authority	500,000	1.75	3/1/26	501,570
Massachusetts Educational Financing Authority	215,000	4.00	1/1/32	221,358
Massachusetts Educational Financing Authority	390,000	4.41	7/1/34	423,883
Michigan State Housing Development Authority	500,000	2.90	6/1/52	489,105
New Hampshire Housing Finance Authority	165,000	4.00	7/1/35	169,128
New Jersey Economic Development Authority	365,000	4.43	12/1/21	366,011
New Jersey Turnpike Authority [4]	1,000,000	3.22	1/1/35	1,042,530
New York Liberty Development Corp. [9]	450,000	1.41	11/15/26	445,154
Pueblo County, CO C.O.P. [9]	700,000	1.07	9/15/26	687,687
Riverside County Infrastructure Financing Authority [9]	1,000,000	1.77	11/1/27	1,000,430
St. Charles, LA Parish School District No. 1	250,000	2.00	3/1/27	255,922
Tennessee Housing Development Agency	35,000	3.50	7/1/31	35,810
Wisconsin Housing & Economic Development Authority [8]	485,000	3.50	3/1/46	510,371
Wisconsin Public Finance Authority (Statler Hilton) [6]	355,000	3.50	12/15/27	278,110
Zachary Community School District No. 1	285,000	2.00	3/1/27	293,399

Total Taxable Municipal Bonds (cost: $10,396,305)				10,442,750

U.S. Treasury / Federal Agency Securities - 28.1%

Federal Agency Issues - 2.2%
Federal Agricultural Mortgage Corp., 3 Mo. Libor + 0.37% [1]	250,000	0.49	3/9/23	251,140
Pershing Road Development Co., LLC, 3 Mo. Libor + 0.40% 1, [4]	1,834,124	0.52	9/1/26	1,762,970
U.S. Department of Housing and Urban Development	690,000	4.28	8/1/27	698,508

				2,712,618

U.S. Treasury - 25.9%
U.S. Treasury Bill [6]	2,500,000	0.05	11/4/21	2,499,856
U.S. Treasury Inflation Indexed Bonds	11,225,700	0.13	4/15/22	11,382,100
U.S. Treasury Inflation Indexed Bonds	3,086,616	0.13	7/15/22	3,160,928
U.S. Treasury Inflation Indexed Bonds	13,696,129	0.13	1/15/23	14,159,265
U.S. Treasury Inflation Indexed Bonds	951,228	0.13	4/15/25	1,020,464

				32,222,613

Total U.S. Treasury / Federal Agency Securities (cost: $34,872,829)				34,935,231

Short-Term Securities - 7.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01 (cost: $9,420,295)	9,420,295			9,420,295

Total Investments in Securities - 102.2% (cost: $126,258,852)				127,085,598

Call Options Written [19] - (0.0%) (Premium received: $15,324)				(1,938)

Other Assets and Liabilities, net - (2.2)%				(2,770,616)

Total Net Assets - 100.0%				$124,313,044

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	17

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Quality Income Fund (Continued)

[1]

Variable rate security. Rate disclosed is as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2021 was $19,596,671 and represented 15.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2021, 0.4% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2021 was $2,133,271 and represented 1.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

14	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2021.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

19 Options outstanding as of September 30, 2021 were as follows:

Description	Contracts	Strike Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)
Call Options Written - U.S. Treasury Futures:

5-Year	62	123.75	October 2021	StoneX Financial, Inc.	7,672,500	(15,324)	(1,938)

Short futures contracts outstanding as of September 30, 2021 were as follows:

				Value/
				Unrealized
		Expiration	Notional	Appreciation
Type	Contracts	Date	Amount ($)	(Depreciation) ($)

Short Futures: [10]
U.S. Treasury 5-Year	105	December 2021	(12,887,930)	98,780
U.S. Treasury 2-Year	90	December 2021	(19,804,922)	13,792

				112,572

[10]	The amount of $500,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2021.

See accompanying notes to financial statements.

18	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Assets
Asset-Backed Securities	—	4,612,977	—	4,612,977
Collateralized Mortgage Obligations	—	10,251,463	—	10,251,463
Corporate Bonds	—	33,536,766	—	33,536,766
Mortgage Pass-Through Securities	—	23,886,116	—	23,886,116
Taxable Municipal Bonds	—	10,442,750	—	10,442,750
U.S. Treasury / Federal Agency Securities	—	34,935,231	—	34,935,231
Short-Term Securities	9,420,295	—	—	9,420,295
Futures	112,572	—	—	112,572
Total:	9,532,867	117,665,303	—	127,198,170
Liabilities
Call Options Written	(1,938)	—	—	(1,938)

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	19

Sit Tax-Free Income Fund - Class S and Class Y

OBJECTIVE & STRATEGY

The objective of the Tax-Free Income Fund is to provide a high level of current income that is exempt from federal income tax, consistent with preservation of capital, by investing primarily in investment-grade municipal securities. Such municipal securities generate interest income that is exempt from both federal regular income tax and federal alternative minimum tax. During normal market conditions, the Fund invests 100% of its net assets in such tax-exempt municipal securities.

Fund Performance

The Sit Tax-Free Income Fund (Class S) provided a return of +1.73% during the 6-month period ending September 30, 2021, compared to the return of the Bloomberg 5-Year Municipal Bond Index of +0.61%. The Fund’s 30-day SEC yield was 1.55%, and its 12-month distribution rate was 2.76%.

Factors that Influenced the Fund’s Performance

The tax-exempt yield curve flattened modestly during the period, as yields on shorter bonds increased slightly, and yields on longer bonds decreased modestly. Specifically, short-term yields increased by approximately five basis points, while long-term yields decreased by nearly ten basis points. Tax-exempt fund flows were strongly positive throughout the period, and are on track for a record year in 2021. Municipal issuance was down modestly versus the prior year for the period. The proportion of taxable and refunding issuance was also down versus the prior year period, which tended to dampen the impact on net tax-exempt supply. Credit spreads continued to tighten over the period, as investors continued to reach for yield in the low rate environment.

The Fund benefitted from its longer than benchmark duration, as the Fund’s longer duration bonds contributed favorably to performance during the six-month period. The Fund began hedging interest rate risk using U.S. Treasury Futures again in late April. The hedge was a slight drag on performance but did not change the favorable duration impact. The Fund also benefitted from its substantial allocation to bonds in the ‘A’ rating category and below, as they significantly outperformed the highest quality bonds. The non-rated bonds in the portfolio also contributed favorably to performance, as they significantly outperformed the rated portion of the portfolio. The Fund benefitted from its positions in the multi-family mortgage revenue bonds, other revenue bonds, education/student loan revenue bonds, and closed-end funds. Conversely, the Fund’s meaningful weighting to single family mortgage revenue bonds modestly underperformed the benchmark return.

Outlook and Positioning

Most state and local government issuers ultimately had minimal budget impacts from the pandemic related economic slowdown. Moreover, the federal stimulus funding provided over the last eighteen months generally reduced their need to issue debt this year. Other municipal issuers, such as mass transportation and conference centers, were hard hit and remain depressed. Senior living facilities, healthcare facilities, and higher education were also negatively impacted but have benefited meaningfully from stimulus programs, and are recovering operationally. Demand for tax-exempt income has been strong. Should President

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years as compared to the performance of the Bloomberg 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

Biden’s Build Back Better Plan be passed into law, it has the potential to increase demand for tax-exempt bonds further, particularly if any final bill includes a meaningful increase to individual or corporate taxes as currently being discussed in Congress.

The Fund continues to emphasize income as the primary driver of return over the long-run and maintains a significant yield advantage over the benchmark in this regard. The Fund’s longer than benchmark duration, significant weighting to housing issues, and meaningful position in non-rated credits contribute to this income advantage. The Fund’s interest rate hedge with U.S. Treasury Futures allows it to benefit from this yield advantage in longer-term municipals, while positioning for a modest increase in the general level of interest rates. The Fund remains diversified on both an issuer and a geographic basis to manage credit risk, and we believe the Fund is positioned to achieve attractive risk-adjusted returns in the future.

Paul J. Jungquist, CFA

Senior Portfolio Manager

20	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2021

	Sit Tax-Free Income Fund
	Class S	Class Y	Bloomberg 5-Year Muni Bond Index[1]	Lipper General Muni Bond Fund Index[2]
Six Month	1.73%	n/a	0.61%	n/a
One Year	4.48	n/a	1.08	3.77%
Five Year	3.42	n/a	2.41	4.39
Ten Year	4.71	n/a	2.52	4.11
Since Inception-Class S (9/29/88)	5.10	n/a	4.78	5.43
Since Inception-Class Y (6/1/21)	n/a	0.08	0.15	n/a

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	26.6%
Single Family Mortgage	18.6
Other Revenue Bonds	13.8
Education/Student Loan	10.3
Insured	5.3
General Obligation	5.2
Investment Companies	5.2
Sector less than 5%	11.7
Cash & Other Net Assets	3.3

Based on total net assets as of September 30, 2021. Subject to change.

PORTFOLIO SUMMARY

Class S:
Net Asset Value 09/30/21:	$9.95 Per Share
Net Asset Value 03/31/21:	$9.91 Per Share
Total Net Assets:	$209.3 Million
Class Y:
Net Asset Value 09/30/21:	$9.95 Per Share
Net Asset Value 06/01/21: [3]	$10.04 Per Share
Total Net Assets:	$176.7 Million
Average Maturity:	20.5 Years
Effective Duration: [4]	4.3 Years

3 The inception date of Class Y Shares was June 1, 2021.

4 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities

AAA	0.1%
AA	0.2
BBB	1.2
BB	20.2
<BB	2.7

Total	24.4%

SEPTEMBER 30, 2021	21

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 91.5%

Alabama - 0.4%
Clio Water & Sewer Rev. (AGM Insured)	340,000	3.10	1/1/33	340,717
Mobile Co. Limited Obligation Warrants Rev. (Gomesa Proj.) [4]	500,000	4.00	11/1/45	540,455
Pell City Special Care Facs. Finance Auth. Rev. (Noland Health Services, Inc.)	500,000	5.00	12/1/31	503,825

				1,384,997

Alaska - 0.3%
AK Hsg. Finance Corp. Rev. (State Capital Proj.)	500,000	4.00	6/1/36	541,340
AK Industrial Dev. & Export Auth. Rev. (Boys & Girls Home) 2, [5,15]	250,000	5.50	N/A	10,313
AK Industrial Dev. & Export Auth. Rev. (GTR Fairbanks Community Hospital Foundation)	250,000	5.00	4/1/33	263,427
AK Industrial Dev. & Export Auth. Rev. (Tanana Chiefs Conference Proj.)	300,000	4.00	10/1/49	333,255

				1,148,335

Arizona - 2.6%
AZ Health Facs. Auth. Rev. (Scottsdale Lincoln Hospital Proj.) [1]	250,000	4.00	12/1/39	250,210
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	6.75	7/1/30	860,168
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	100,000	5.50	7/1/31	108,070
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	750,000	7.75	7/1/50	891,165
AZ Industrial Dev. Auth. Rev. (Legacy Cares, Inc. Proj.) [4]	200,000	6.00	7/1/51	219,018
AZ Industrial Dev. Auth. Rev. (Pinecrest Academy Horizon) [4]	500,000	5.75	7/15/38	580,600
AZ Industrial Dev. Auth. Rev. (Social Bond Equitable School Revolving Fund)	500,000	4.00	11/1/45	564,855
Glendale Industrial Dev. & Auth. Rev. (Beatitudes Campus Proj.)	300,000	5.00	11/15/36	322,533
La Paz Co. Industrial Dev. Auth. (Charter School Solutions Harmony Public Proj.)	750,000	5.00	2/15/48	860,107
Maricopa Co. Industrial Dev. Auth. Education Rev. (Horizon Community Learning Center)	300,000	5.00	7/1/35	328,683
Maricopa Co. Industrial Dev. Auth. Rev. (Legacy Traditional School Proj.)	500,000	4.00	7/1/50	555,320
Maricopa Co. Industrial Dev. Auth. Rev. (Paradise School Proj.)	1,000,000	4.00	7/1/54	1,124,970
Phoenix City Industrial Dev. Auth. Rev. (Northwest Christian School Proj.) [4]	600,000	5.00	9/1/45	670,782
Phoenix City Industrial Dev. Auth. Rev. (Vista College Preparatory Proj.)	400,000	4.13	7/1/38	443,716
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	1,000,000	5.38	6/15/35	1,083,210
Pima Co. Industrial Dev. Auth. Education Rev. (American Leadership Academy Proj.) [4]	370,000	4.75	6/15/37	374,059
Quechan Indian Tribe of Fort Yuma Rev. (Tribal Economic Dev.)	275,000	9.75	5/1/25	281,394
Tempe Industrial Dev. Auth. Rev. (Mirabella at ASU Proj.) [4]	500,000	4.70	10/1/24	500,325

				10,019,185

Arkansas - 0.6%
Mountain Home City Sales & Use Tax Rev.	500,000	2.00	9/1/38	491,415
Rogers City Rev.	1,000,000	3.88	11/1/39	1,124,190
Springdale City Sales & Use Tax Rev. Ref. (BAM Insured)	500,000	3.60	4/1/41	519,460

				2,135,065

California - 4.3%
CA Health Facs. Financing Auth. Rev. (On Lok Senior Health Services)	500,000	5.00	8/1/50	607,540
CA Public Finance Auth. Rev. (Enso Village Proj.) [4]	350,000	3.13	5/15/29	354,543
CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	500,000	5.00	11/15/46	572,350
CA Public Finance Auth. Rev. (Green Bond-Enso Village Proj.) [4]	250,000	5.00	11/15/56	284,822
CA School Facs. Finance Auth. Rev. (Azusa Unified School District) (AGM Insured) [6]	500,000	6.00	8/1/29	623,695
Carlsbad Unified School District G.O. Capital Appreciation [6]	400,000	6.13	8/1/31	554,508
Colton Joint Unified School District G.O. (AGM Insured) [6]	1,000,000	5.80	8/1/35	1,251,370
Encinitas Union School District G.O. Capital Appreciation [6]	500,000	7.00	8/1/35	713,280
Hartnell Community College G.O. [6]	500,000	7.00	8/1/34	619,750
Healdsburg Unified School District G.O. [6]	1,250,000	5.00	8/1/37	1,380,425
Imperial Community College District G.O. Capital Appreciation (AGM Insured) [6]	250,000	6.75	8/1/40	308,262
Los Alamitos Unified School District Capital Appreciation C.O.P. [6]	1,100,000	6.00	8/1/34	1,257,773
Martinez Unified School District G.O. [6]	250,000	6.13	8/1/35	291,088

See accompanying notes to financial statements.

22	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Orange Co. Community Facs. District No. 2017-1 Special Assessment (Village of Esencia)	500,000	4.00	8/15/45	563,920
Placentia-Yorba Linda Unified School District C.O.P. Capital Appreciation (AGM Insured) [6]	500,000	6.25	10/1/28	500,000
Redondo Beach School District G.O. [6]	600,000	6.38	8/1/34	757,446
Reef-Sunset Unified School District (BAM Insured) [6]	750,000	4.85	8/1/38	861,180
Ripon Unified School District G.O. (BAM Insured) [6]	270,000	4.50	8/1/30	289,975
Ripon Unified School District G.O. (BAM Insured) [6]	80,000	4.50	8/1/30	85,752
Sacramento Co. Water Financing Auth. Rev. (NATL-RE FGIC Insured) [1]	500,000	0.65	6/1/39	496,865
San Jose Financing Auth. Rev. (Civic Center Garage Proj.) [9]	400,000	5.00	6/1/39	426,752
South Tahoe Joint Powers Financing Auth. Tax Allocation Ref. (South Tahoe Redev. Proj.) (AGM Insured)	500,000	5.00	10/1/30	556,410
Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	245,000	6.50	12/1/37	300,826
Sulphur Springs Union School Dist. C.O.P. (AGM Insured) [6]	205,000	6.50	12/1/37	254,118
Tracy Joint Unified School District G.O. Capital Appreciation [6]	600,000	7.00	8/1/41	661,674
Upland Unified School District G.O. Capital Appreciation [6]	1,000,000	7.00	8/1/41	1,242,260
Val Verde Unified School District G.O. Capital Appreciation (AGM Insured) [6]	500,000	6.00	8/1/34	669,640

				16,486,224

Colorado - 5.1%
Baseline Metropolitan District No. 1 G.O.	280,000	5.00	12/1/51	298,222
Brighton Crossing Metropolitan District No. 6 G.O.	515,000	5.00	12/1/40	568,931
Broadway Station Metropolitan District No. 2 G.O.	750,000	5.13	12/1/48	812,400
Broadway Station Metropolitan District No. 3 G.O.	500,000	5.00	12/1/49	545,025
Buffalo Highlands Metropolitan District G.O.	350,000	5.25	12/1/38	374,129
Chambers Highpoint Metropolitan District No. 2 G.O.	515,000	5.00	12/1/41	545,122
CO Educational & Cultural Facs. Auth. Rev. (CO Springs Charter Academy Proj.)	250,000	5.60	7/1/34	250,903
CO Health Facs. Auth. Rev. (Covenant Living Community)	500,000	4.00	12/1/50	566,425
CO Health Facs. Auth. Rev. (Covenant Retirement Community)	650,000	5.00	12/1/48	754,026
Copperleaf Metro District No. 4 G.O.	750,000	5.00	12/1/49	810,120
Creekwalk Marketplace Business Improvement District Rev. [4]	500,000	5.50	12/1/39	555,130
Crystal Crossing Metro District G.O.	500,000	5.25	12/1/40	540,540
Denver 9th Avenue Metropolitan District No. 2 G.O.	500,000	5.00	12/1/48	533,430
Denver City & County Housing Auth. Rev. (Sustainability Bonds - Thrive Proj.)	500,000	2.05	2/1/39	487,420
DIATC Metropolitan District G.O. [4]	500,000	5.00	12/1/49	537,010
Green Valley Ranch East Metropolitan District No. 6 G.O.	1,000,000	5.88	12/1/50	1,101,700
Haskins Station Metropolitan District G.O.	500,000	5.00	12/1/49	536,280
Hunters Overlook Metropolitan District No. 5 G.O.	500,000	5.00	12/1/49	545,425
Johnstown Village Metropolitan District No. 2. G.O.	500,000	5.00	12/1/50	540,540
Lambertson Farms Metro District No. 1 G.O.	500,000	5.00	12/15/25	473,660
Legato Community Auth. Rev.	500,000	5.00	12/1/51	538,405
Leyden Rock Metropolitan District No. 10 G.O.	250,000	5.00	12/1/45	259,390
Mirabelle Metropolitan District. No. 2 G.O.	500,000	5.00	12/1/49	538,220
Painted Prairie Public Improvement Auth. Rev.	500,000	5.00	12/1/39	545,945
Palisade Metropolitan District No. 2 G.O.	500,000	5.00	12/1/46	516,245
Peak Metropolitan District No. 1 G.O. [4]	500,000	5.00	12/1/41	548,445
Peak Metropolitan District No. 1 G.O. [4]	500,000	5.00	12/1/51	545,405
Reunion Metropolitan District Rev.	600,000	3.63	12/1/44	582,558
St. Vrain Lakes Metropolitan District No. 2 G.O.	500,000	5.00	12/1/37	529,575
STC Metropolitan District No. 2 G.O.	500,000	5.00	12/1/49	542,595
Thompson Crossing Metropolitan District No. 4 G.O.	500,000	5.00	12/1/49	536,865
Transport Metropolitan District No. 3 G.O.	750,000	5.00	12/1/51	830,355
Vauxmont Metropolitan District G.O. (AGM Insured)	500,000	3.25	12/15/50	538,545
Wild Plum Metropolitan District G.O.	595,000	5.00	12/1/49	644,468
Windler Public Improvement Auth. Rev.	500,000	4.00	12/1/41	495,875

				19,569,329

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	23

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Connecticut - 1.0%
CT Health & Educational Facs. Auth. Rev. [4]	250,000	3.25	1/1/27	254,612
CT Health & Educational Facs. Auth. Rev. [4]	250,000	5.00	1/1/55	276,178
CT Hsg. Finance Auth. Rev.	100,000	3.88	11/15/35	101,168
CT Hsg. Finance Auth. Rev. [9]	505,000	4.25	6/15/43	568,913
CT Hsg. Finance Auth. Rev.	1,000,000	3.85	5/15/45	1,024,970
CT Hsg. Finance Auth. Rev.	865,000	2.55	6/15/46	851,290
CT Hsg. Finance Auth. Rev. [9]	455,000	4.30	6/15/48	507,862
Steel Point Infrastructure Improvement District Rev. (Steelpointe Harbor Proj.)	350,000	4.00	4/1/51	356,293

				3,941,286

District of Columbia - 0.7%
District of Columbia Hsg. Finance Agency Rev. (FHA Insured)	1,500,000	2.50	3/1/42	1,493,265
District of Columbia Hsg. Finance Agency Rev. (Multi-Family Dev. Program)	600,000	4.05	9/1/43	672,348
District of Columbia Rev. (Ingleside Rock Creek Proj.)	500,000	5.00	7/1/37	538,545

				2,704,158

Florida - 12.6%
Alachua Co. Health Facs. Auth. Rev. (Oak Hammock University)	385,000	8.00	10/1/32	412,685
Artisan Lakes East Community Dev. District Special Assessment	450,000	4.00	5/1/51	470,399
Atlantic Beach, Rev. (Fleet Landing Proj.)	750,000	3.00	11/15/23	751,147
Ave Maria Stewardship Community District Special Assessment. (AGM Insured)	295,000	3.00	5/1/38	314,538
Blackburn Creek Community Dev. District Special Assessment (Grand Palm Proj.)	200,000	6.25	5/1/35	225,686
Capital Trust Agency Rev. (Academir Charter Schools, Inc. Proj.) [4]	250,000	4.00	7/1/51	268,565
Capital Trust Agency Rev. (Academir Charter Schools, Inc. Proj.) [4]	250,000	4.00	7/1/56	266,400
Capital Trust Agency Rev. (Imagine School at North Manate, Inc. Proj.) [4]	325,000	5.00	6/1/41	369,496
Capital Trust Agency Rev. (Lutz Preparatory School, Inc. Proj.)	300,000	4.00	6/1/41	335,259
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	500,000	5.38	2/1/35	527,330
Capital Trust Agency Rev. (River City Educational Services, Inc. Proj.)	300,000	5.63	2/1/45	315,906
Capital Trust Agency Rev. (Tallahassee Tapestry) 2, 4, 5	550,000	6.75	12/1/35	176,000
Capital Trust Agency Rev. (Tapestry Walden Senior Hsg. Proj.) 2, [4,5]	250,000	6.75	7/1/37	76,250
Capital Trust Agency Rev. (Tuscan Gardens Senior Living Center) 2, [5]	250,000	7.00	4/1/35	138,235
Capital Trust Agency Rev. (University Bridge LLC Student Housing Proj.) [4]	500,000	5.25	12/1/43	583,175
Celebration Pointe Community Dev. District Special Assessment Rev. [4]	240,000	5.00	5/1/32	264,209
CFM Community Dev. District Special Assessment	500,000	4.00	5/1/51	518,115
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	250,000	7.25	5/15/26	170,000
Collier Co. Industrial Dev. Auth. Rev. (Arlington of Naples Proj.) 2, [4,5]	750,000	8.13	5/15/44	510,000
County of Hillsborough Utility Rev.	1,000,000	2.50	8/1/51	966,620
Durbin Crossing Community Dev. District Special Assessment (AGM Insured)	520,000	5.00	5/1/32	630,032
Entrada Community Dev. District Special Assessment Rev. [4]	400,000	4.00	5/1/52	418,132
Escambia Co. Housing Finance Auth. Rev. (Multi-County Program)	575,000	3.75	10/1/49	609,339
Fishhawk Ranch Community Dev. District Special Assessment (AGM Insured)	500,000	3.00	11/1/41	527,220
FL Dev. Finance Corp. Rev. (Discovery High School Proj.) [4]	500,000	5.00	6/1/40	553,160
FL Dev. Finance Corp. Rev. (Green Bond-Brightline Proj.) [4]	650,000	7.38	1/1/49	707,330
FL Dev. Finance Corp. Rev. (Mayflower Retirement Community) [4]	330,000	2.38	6/1/27	326,967
FL Dev. Finance Corp. Rev. (The Glenride on Palmer Ranch Proj.)	650,000	5.00	6/1/51	740,071
FL Higher Educational Facs. Financial Auth. Rev. (Rollins College Proj.)	1,000,000	4.00	12/1/50	1,140,220
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	570,000	4.20	1/1/45	615,247
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	360,000	3.30	7/1/49	371,304
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	945,000	2.75	7/1/50	951,984
FL Hsg. Finance Corp. (GNMA/FNMA/FHLMC Collateralized)	1,500,000	2.30	1/1/52	1,429,560
FRERC Community Dev. District Special Assessment	1,000,000	5.38	11/1/40	1,070,200
Gramercy Farms Community Dev. District Special Assessment [6]	330,000	3.20	5/1/39	171,600
Grande Pines Community Dev. District Special Assessment	635,000	4.00	5/1/51	648,170

See accompanying notes to financial statements.

24	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Harbor Bay Community Dev. District Special Assessment	295,000	4.10	5/1/48	315,762
Heritage Harbour North Community Dev. District Special Assessment	200,000	5.00	5/1/34	231,134
Hollywood Beach Community Dev. District Special Assessment (Public Parking Facilities Proj.)	500,000	4.00	10/1/45	570,405
Lake Co. Educational Project. Rev. (Imagine South Lake Charter School Proj.) [4]	550,000	5.00	1/15/39	617,683
Lake Co. Retirement Project. Rev. (Lakeside at Waterman Village Proj.)	500,000	5.75	8/15/50	566,230
Lakes of Sarasota Community Dev. District Special Assessment	300,000	3.88	5/1/31	301,305
Lakes of Sarasota Community Dev. District Special Assessment	500,000	4.13	5/1/31	505,710
Lakes of Sarasota Community Dev. District Special Assessment	265,000	4.10	5/1/51	269,619
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev.	100,000	4.25	5/1/25	104,412
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	520,000	3.75	5/1/40	544,378
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Azario Proj.)	580,000	4.00	5/1/40	621,244
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Country Club East Proj.)	100,000	6.70	5/1/33	105,378
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood National)	300,000	5.25	5/1/37	335,223
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lakewood Ranch)	400,000	5.00	5/1/36	435,780
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Lorraine Lakes Proj.) [4]	500,000	3.63	5/1/40	518,860
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	300,000	5.00	5/1/38	334,092
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.)	550,000	5.30	5/1/39	631,516
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (NE Sector Proj.) [4]	485,000	3.75	5/1/40	507,077
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Sweetwater Proj.)	490,000	3.10	5/1/41	477,324
Lakewood Ranch Stewardship District Cap. Improvement Special Assessment Rev. (Webb Proj.) [4]	320,000	5.00	5/1/37	354,355
Lakewood Ranch Stewardship District Special Assessment (Lake Club Phase 4 Proj.)	425,000	4.50	5/1/49	462,009
Live Oak No. 2 Community Dev. District Special Assessment	400,000	4.00	5/1/35	436,436
LT Ranch Community Dev. District Special Assessment	500,000	4.00	5/1/40	529,920
Magnolia Creek Community Dev. District Rev. 2, [5,15]	250,000	5.60	N/A	58,125
Marshall Creek Community Dev. District Cap. Improvement Special Assessment Rev.	250,000	5.00	5/1/32	264,672
Miami-Dade Co. Transit Sales Tax Rev.	500,000	5.00	7/1/34	578,595
New River Community Dev. District Cap. Improvement Special Assessment Rev. 2, [5,15]	230,000	5.00	N/A	2
North River Ranch Community Dev. District Cap. Improvement Special Assessment Rev.	550,000	4.20	5/1/35	567,583
Northern Palm Beach Co. Improvement District Special Assessment	500,000	5.00	8/1/29	539,020
Northern Palm Beach Co. Improvement District Special Assessment	250,000	5.00	8/1/37	284,400
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	550,000	5.00	8/1/34	608,036
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	500,000	5.00	8/1/35	570,280
Orange Co. Health Facs. Auth. Rev. (Presbyterian Retirement Community Proj.)	250,000	5.00	8/1/41	273,800
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	40,000	3.95	3/1/40	40,452
Orange Co. Hsg. Finance Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	285,000	4.00	9/1/48	312,790
Orlando Tourist Dev. Rev. (Senior Lien Tourist Dev.) (AGM Insured)	250,000	5.00	11/1/38	302,862
Palm Beach Co. Health Facs. Auth. Rev. (ACTS Retirement-Life Community, Inc.)	500,000	5.00	11/15/32	592,325
Palm Beach Co. Health Facs. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	547,970
Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	600,000	7.25	6/1/34	631,986
Palm Beach Co. Health Facs. Auth. Rev. (Sinai Residences Boca Raton Proj.)	690,000	7.50	6/1/49	726,729
Palm Beach Co. Health Facs. Auth. Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton)	500,000	5.00	6/1/55	539,090
Parker Road Community Dev. District Special Assessment	500,000	4.10	5/1/50	524,685
Parkview at Long Lake Ranch Community Dev. District Special Assessment	270,000	4.00	5/1/51	281,343
Pinellas Co. Industrial Dev. Auth. Rev.	500,000	5.00	7/1/39	568,230
Pompano Beach, Rev. (John Knox Village Proj.)	1,250,000	4.00	9/1/50	1,347,800
River Landing Community Dev. District Special Assessment	500,000	4.25	11/1/35	502,620
Sandridge Community Dev. District Special Assessment	500,000	3.88	5/1/41	506,585
Sawyers Landing Community Dev. District Special Assessment Rev.	590,000	3.25	5/1/26	600,620
Sawyers Landing Community Dev. District Special Assessment Rev.	500,000	4.13	5/1/41	522,325
Sawyers Landing Community Dev. District Special Assessment Rev.	1,250,000	4.25	5/1/53	1,297,812
Seminole County Industrial Dev. Auth. Rev. (Galileo Schools For Gifted Learning Proj.) [4]	705,000	4.00	6/15/56	769,493
Southern Groves Community Dev. District No. 5 Special Assessment	500,000	4.00	5/1/30	535,585
Southern Groves Community Dev. District No. 5 Special Assessment	285,000	4.00	5/1/48	297,916

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	25

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Johns Co. Industrial Dev. Auth. Rev. (Presbyterian Retirement Communities Obligated Group Proj.)	1,000,000	4.00	8/1/55	1,123,200
Tolomato Community Dev. District Special Assessment	500,000	4.25	5/1/37	549,135
Tolomato Community Dev. District Special Assessment [2,5]	120,000	6.61	5/1/40	1
Tolomato Community Dev. District Special Assessment [6]	45,000	7.00	5/1/40	39,967
Tolomato Community Dev. District Special Assessment [6]	185,000	7.00	5/1/40	184,573
Tolomato Community Dev. District Special Assessment [6]	110,000	7.00	5/1/40	85,038
Tolomato Community Dev. District Special Assessment (AGM Insured)	500,000	3.75	5/1/40	550,575
Tradition Community Dev. District No. 9 Special Assessment	645,000	4.00	5/1/52	673,167
Trout Creek Community Dev. District Special Assessment	300,000	5.38	5/1/38	335,313
Trout Creek Community Dev. District Special Assessment	250,000	4.00	5/1/40	261,260
University Park Recreation District Special Assessment (BAM Insured)	750,000	3.50	5/1/50	816,390
Waters Edge Community Dev. District Cap. Improvement Rev.	9,000	5.35	5/1/39	9,009
Waters Edge Community Dev. District Cap. Improvement Rev. [6]	115,000	6.60	5/1/39	115,815
Wiregrass Community Dev. District Special Assessment	240,000	5.38	5/1/35	260,208
Zephyr Ridge Community Dev. District Special Assessment 2, [5,15]	450,000	5.25	N/A	198,000

				48,741,785

Georgia - 2.4%
Burke Co. Dev. Auth. Rev. (Georgia Transmission Corp. Vogtle Proj.) [14]	740,000	2.75	1/1/52	739,556
Clarke Co. Hospital Auth. Rev. (Piedmont Healthcare)	350,000	5.00	7/1/46	405,377
Cobb Co. Dev. Auth. Rev. (Presbyterian Village Proj.) [4]	650,000	5.00	12/1/39	674,642
Fulton Co. Dev. Auth. Rev. (Woodruff Arts Center)	500,000	5.00	3/15/44	593,160
GA Housing & Finance Authority Rev.	1,280,000	3.80	12/1/37	1,304,166
GA Housing & Finance Authority Rev.	590,000	4.00	12/1/37	591,988
GA Housing & Finance Authority Rev.	455,000	3.85	12/1/38	483,715
GA Housing & Finance Authority Rev.	650,000	3.80	12/1/40	680,862
GA Housing & Finance Authority Rev.	605,000	3.85	12/1/41	615,424
GA Housing & Finance Authority Rev.	960,000	3.50	12/1/46	995,059
GA Housing & Finance Authority Rev.	490,000	4.00	12/1/48	510,364
GA Tax Allocation (Beltline Proj.)	500,000	5.00	1/1/30	501,725
Gainesville Hospital Auth. Rev. (Northeast Georgia Health System, Inc. Proj.)	500,000	5.00	2/15/37	590,465
Glynn-Brunswick Memorial Hospital Auth. Rev. (Southeast Georgia Health System Proj.)	350,000	5.00	8/1/47	410,379

				9,096,882

Idaho - 0.3%
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	290,000	7.00	10/1/24	252,019
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	250,000	7.38	10/1/29	214,467
ID Health Facs. Authority Rev. (Terraces Boise Proj.)	500,000	8.00	10/1/44	427,070
ID Hsg. & Fin. Assoc. Nonprofit Facs. Rev. (Idaho Arts Charter School Proj.)	335,000	5.75	12/1/32	354,447

				1,248,003

Illinois - 6.0%
Bellwood Village G.O.	500,000	5.88	12/1/27	532,810
Bolingbrook Special Tax (AGM Insured)	998,000	4.00	3/1/30	1,142,171
Burbank Educational Facs. Rev. (Intercultural Montessori Language School) [4]	500,000	6.00	9/1/35	546,225
Bureau Co. Township High School Dist. No. 502 G.O. (BAM Insured)	500,000	6.25	12/1/33	563,255
Chicago Heights G.O. (NATL-RE Insured)	500,000	4.50	12/1/29	560,370
Chicago Midway Airport Rev. (Second Lien)	500,000	5.25	1/1/35	529,235
Chicago Park Dist. G.O. (BAM Insured)	500,000	4.00	1/1/42	575,695
Chicago Park Dist. G.O. (Limited Tax)	1,000,000	5.00	1/1/28	1,087,210
Evanston Educational Facs. Rev. (Roycemore School) [4]	250,000	4.00	4/1/32	252,095
IL Educational Facs. Auth. Rev.	250,000	4.50	11/1/36	277,085
IL Educational Facs. Auth. Rev. (Field Museum of Natural History)	500,000	3.90	11/1/36	571,360
IL Fin. Auth. Rev. (Admiral Lake Proj.)	670,000	5.13	5/15/38	706,622
IL Fin. Auth. Rev. (Christian Homes, Inc.)	500,000	5.00	5/15/36	565,550

See accompanying notes to financial statements.

26	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
IL Fin. Auth. Rev. (Edward Elmhurst Healthcare)	1,000,000	5.00	1/1/44	1,186,360
IL Fin. Auth. Rev. (Lifespace Communities)	500,000	5.00	5/15/35	557,025
IL Fin. Auth. Rev. (Lifespace Communities)	1,000,000	5.00	5/15/45	1,100,390
IL Fin. Auth. Rev. (Rogers Park Montessori School Proj.)	100,000	5.00	2/1/24	103,390
IL Fin. Auth. Rev. (Westminster Village)	500,000	5.25	5/1/38	530,460
IL Fin. Auth. Sports Facs. Rev. (North Shore Ice Arena Proj.)	1,000,000	6.25	12/1/38	696,570
IL G.O.	250,000	5.50	7/1/33	267,425
IL G.O. (AGM Insured)	500,000	4.00	2/1/30	568,240
IL Housing Dev. Auth. Rev.	500,000	5.38	12/1/28	505,535
IL Housing Dev. Auth. Rev. (FHA Insured)	1,500,000	3.00	7/1/61	1,509,990
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	155,000	3.88	4/1/41	165,222
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.38	10/1/42	971,970
IL Housing Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	240,000	4.00	10/1/48	262,058
IL Rev.	500,000	5.00	6/15/33	607,690
IL Sports Facilities Auth. Rev. (State Tax Supported) (AGM Insured)	1,000,000	5.25	6/15/31	1,100,280
La Salle & Bureau Counties Township High School Dist. No. 120 LaSalle-Peru G.O. (BAM Insured)	250,000	5.00	12/1/31	302,898
Macon & Moultrie Counties Community Unit School District No. 3 Mt Zion G.O.	335,000	5.50	12/1/41	372,986
Macoupin Sangamon & Montgomery Counties Community Unit School District G.O. (AGM Insured)	990,000	4.25	12/1/35	1,064,745
Malta Tax Allocation Rev. 2, [5]	1,921,000	5.75	12/30/25	672,350
Metropolitan Pier & Exposition Auth. Rev. (McCormick Place Expansion Proj.)	250,000	5.00	6/15/57	292,762
Richton Park Public Library District G.O.	250,000	4.50	12/15/32	261,528
Southwestern IL Dev. Auth. Tax Allocation Ref. (Local Govt. Program) [2]	360,000	7.00	10/1/22	208,800
University of Illinois (AGM Insured)	1,000,000	4.13	4/1/48	1,130,680
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	140,000	4.00	12/1/22	141,424
Upper Illinois River Valley Dev. Auth. Rev. (Cambridge Lakes Learning Center) [4]	250,000	5.25	12/1/37	269,448
Upper Illinois River Valley Dev. Auth. Rev. (Prairie Crossing Charter) [4]	250,000	5.00	1/1/45	263,512

				23,023,421

Indiana - 1.0%
IN Finance Auth. Rev. (BHI Senior Living)	500,000	4.00	11/15/41	576,475
IN Finance Auth. Rev. (BHI Senior Living)	775,000	5.88	11/15/41	867,372
IN Finance Auth. Rev. (BHI Senior Living)	425,000	6.00	11/15/41	476,485
IN Finance Auth. Rev. (BHI Senior Living)	170,000	5.25	11/15/46	195,449
IN Finance Auth. Rev. (Greencroft Obligated Group)	350,000	6.50	11/15/33	379,165
IN Housing & Community Dev. Auth. Rev. (Hammond Assisted Living Proj.)	500,000	5.75	1/1/36	514,815
Merrillville Industry Economic Dev. Rev. (Belvedere Housing Proj.)	300,000	5.75	4/1/36	312,372
Richmond Hospital Auth. Rev. (Reid Hospital & Health Care)	350,000	5.00	1/1/35	386,880

				3,709,013

Iowa - 0.8%
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	650,000	5.00	5/15/36	740,441
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	565,000	5.00	5/15/47	634,563
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	500,000	4.00	5/15/53	550,390
IA Fin. Auth. Rev. (Lifespace Communities, Inc.)	530,000	4.00	5/15/55	580,313
IA Higher Education Loan Auth. Rev. (Simpson College Proj.)	500,000	5.00	11/1/30	561,090

				3,066,797

Louisiana - 1.5%
Denham Springs/Livingston Hsg. & Mtg. Finance Auth. Rev. (GNMA/FHLMC Collateralized)	8,813	5.00	11/1/40	8,960
LA Hsg. Fin. Agy. Single Family Mtg. Rev. (Home Ownership Prog.)(GNMA/FHLMC Collateralized)	470,000	2.50	12/1/45	472,585
LA Local Government Environmental Facilities & Community Development Auth.	500,000	5.25	11/15/25	532,065
LA Local Government Environmental Facilities & Community Development Auth.	500,000	6.00	11/15/30	554,560
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.65	11/1/37	358,134
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	5.00	7/1/39	529,900
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	300,000	5.50	11/1/39	341,493

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	27

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	500,000	4.00	11/1/44	539,705
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	495,000	4.40	11/1/44	544,168
LA Local Government Environmental Facilities & Community Development Auth. Rev. [4]	750,000	4.00	11/1/46	816,630
LA Public Facs. Auth. Rev. (Franciscan Missionaries Health System Proj.)	300,000	5.00	7/1/35	342,021
LA Public Facs. Auth. Rev. (Tulane Univ. Proj.) (NATL-RE Insured) [1]	545,000	0.78	2/15/36	542,281
St. Tammany Parish Fin. Auth. Rev. (Christwood Proj.)	300,000	5.25	11/15/37	324,090

				5,906,592

Maine - 0.1%
ME Hsg. Auth. Rev.	310,000	3.85	11/15/40	323,392

Maryland - 0.2%
MD Community Dev. Administration Rev.	350,000	4.20	7/1/46	377,125
Montgomery Co. Housing Opportunities Commission Rev.	250,000	4.00	7/1/38	251,650

				628,775

Massachusetts - 3.4%
Dedham Municipal Purpose Loan. G.O. (NATL Insured)	480,000	4.00	10/15/24	481,406
MA Dev. Finance Agy. Rev.	890,000	5.00	7/1/44	1,063,408
MA Dev. Finance Agy. Rev. (Atrius Health Issue)	1,375,000	4.00	6/1/49	1,532,781
MA Dev. Finance Agy. Rev. (FNMA Collateralized)	1,500,000	2.30	1/1/42	1,452,750
MA Dev. Finance Agy. Rev. (Newbridge on the Charles, Inc.) [4]	300,000	5.00	10/1/47	325,644
MA Dev. Finance Agy. Rev. (Orchard Cove, Inc.)	400,000	5.00	10/1/49	446,240
MA Education Finance Auth. Education Rev.	485,000	3.63	7/1/34	507,790
MA Education Finance Auth. Education Rev.	1,000,000	2.63	7/1/36	1,027,140
MA Education Finance Auth. Education Rev.	875,000	3.75	7/1/48	912,363
MA Education Finance Auth. Education Rev.	1,000,000	3.00	7/1/51	991,630
MA Housing Finance Agy. Rev.	250,000	4.75	6/1/35	250,368
MA Housing Finance Agy. Rev.	500,000	4.00	12/1/38	556,390
MA Housing Finance Agy. Rev.	500,000	3.75	12/1/40	528,440
MA Housing Finance Agy. Rev.	500,000	2.40	6/1/44	494,235
MA Housing Finance Agy. Rev.	900,000	3.85	12/1/47	963,567
MA Housing Finance Agy. Rev.	500,000	2.80	6/1/63	488,795
MA Housing Finance Agy. Rev. (FHA Insured)	355,000	5.30	12/1/38	355,841
Northbridge Municipal Purpose Loan G.O. (AGM Insured)	500,000	4.00	6/15/25	501,465
Rowley Land Acquisition Loan G.O. (AGM Insured)	360,000	4.00	5/1/27	361,055

				13,241,308

Michigan - 4.3%
Chandler Park Academy Rev.	85,000	5.00	11/1/22	85,178
City of Allen Park G.O. (BAM Insured)	300,000	3.25	5/1/34	330,198
City of Kalamazoo Economic Dev. Corp. Rev. (Revel Creek Proj.)	500,000	5.00	5/15/43	565,380
MI Finance Auth. Rev. (Presbyterian Village)	250,000	5.25	11/15/35	270,500
MI Hsg. Dev. Auth. (G.O. of Authority Insured)	250,000	4.63	10/1/41	255,457
MI Hsg. Dev. Auth. Rev.	500,000	4.10	10/1/35	533,340
MI Hsg. Dev. Auth. Rev.	160,000	3.70	12/1/36	164,451
MI Hsg. Dev. Auth. Rev.	300,000	3.75	10/1/42	319,698
MI Hsg. Dev. Auth. Rev.	750,000	4.00	10/1/43	816,323
MI Hsg. Dev. Auth. Rev.	530,000	4.00	6/1/49	556,585
MI Hsg. Dev. Auth. Rev.	500,000	3.35	10/1/49	523,720
MI Hsg. Dev. Auth. Rev.	1,000,000	3.15	6/1/50	1,036,780
MI Hsg. Dev. Auth. Rev.	2,000,000	2.75	6/1/51	2,024,200
MI Hsg. Dev. Auth. Rev.	3,500,000	2.50	6/1/52	3,276,000
MI Hsg. Dev. Auth. Rev.	1,750,000	3.50	10/1/54	1,847,475
MI Hsg. Dev. Auth. Rev.	1,000,000	2.70	10/1/56	972,810
MI Public Educational Facs. Auth. Rev. (Chandler Park Academy)	260,000	6.35	11/1/28	260,564

See accompanying notes to financial statements.

28	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MI Strategic Fund. Rev. (United Methodist Retirement Facs.)	415,000	5.00	11/15/49	473,735
Muskegon Heights Water Supply Rev. (NATL Insured)	165,000	4.15	11/1/23	165,492
Muskegon Heights Water Supply Rev. (NATL Insured)	135,000	4.20	11/1/24	135,406
Richfield Public School Academy Rev.	1,060,000	4.00	9/1/36	1,086,468
Taylor Brownfield Redevelopment Authority (NATL Insured)	250,000	5.00	5/1/32	278,105
Universal Academy Michigan Public School Rev.	105,000	6.50	12/1/23	108,138
Universal Academy Michigan Public School Rev.	350,000	4.00	12/1/40	383,257

				16,469,260

Minnesota - 0.1%
Apple Valley Rev. (Senior Living, LLC Proj.)	475,000	5.00	1/1/47	360,402

Mississippi - 0.7%
MS Development Bank Rev. (Green Bond-Hancock County) [4]	1,000,000	4.55	11/1/39	1,118,400
MS Development Bank Rev. (Jackson Co. Gomesa Proj.) [4]	500,000	3.63	11/1/36	493,975
MS Gaming Tax Rev.	740,000	4.00	10/15/38	844,887
MS Home Corp. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	245,000	4.00	12/1/43	262,062

				2,719,324

Missouri - 1.6%
Joplin Industrial Dev. Auth. Rev. (32nd Street Place Community Improvement Dist. Proj.)	250,000	3.50	11/1/40	250,772
Kansas City Industrial Dev. Auth. Rev. (United Methodist Retirement Home, Inc.) 2, [4,5]	500,000	5.75	11/15/36	260,000
Lees Summit Industrial Dev. Auth. Rev. (John Knox Village Proj.)	370,000	5.00	8/15/32	415,702
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	500,000	4.00	2/1/33	575,160
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	775,000	4.00	2/1/42	871,666
MO Health & Education Facs. Auth. Rev. (Lutheran Senior Services)	1,000,000	4.00	2/1/48	1,116,110
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	750,000	2.20	11/1/46	701,903
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	495,000	3.80	11/1/48	528,447
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	405,000	3.35	11/1/49	425,756
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	485,000	2.50	5/1/50	487,212
MO Hsg. Dev. Commission Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.40	11/1/51	485,050

				6,117,778

Montana - 0.4%
Gallatin Co., G.O.	360,000	3.00	7/1/25	360,771
MT Board of Housing Single Family Rev.	160,000	4.00	12/1/38	169,363
MT Board of Housing Single Family Rev.	500,000	2.40	12/1/45	504,040
MT Board of Housing Single Family Rev. (BRD Insured)	420,000	4.00	6/1/45	454,675
MT Board of Housing Single Family Rev. (FHA Insured)	225,000	3.75	12/1/38	228,040

				1,716,889

Nebraska - 0.3%
Douglas Co. Hospital Auth. No. 2 Rev. (Children Hospital Obligation)	500,000	4.00	11/15/50	573,790
Douglas Co. Hospital Auth. No. 3 Rev. (Methodist Hospital)	400,000	5.00	11/1/30	463,168
Mead Village Tax Allocation Rev. (E3 Biofuels - Mead LLC Proj.) 2, [5,15]	410,000	5.13	N/A	17,015
Nebraska Investment Fin. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	85,000	3.05	9/1/42	87,373

				1,141,346

Nevada - 0.8%
City of Las Vegas Special Improvement District No. 815	500,000	5.00	12/1/49	579,275
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	335,000	4.00	12/1/27	364,312
City of North Las Vegas (Special Northern Beltway Commercial Area) [4]	340,000	5.00	12/1/37	386,281
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	220,000	3.85	10/1/39	224,789
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	555,000	3.35	10/1/49	580,608
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	630,000	3.40	10/1/49	661,891
NV Hsg. Division Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.45	10/1/51	485,180

				3,282,336

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	29

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New Hampshire - 0.9%
NH Business Finance Auth. Rev. (Springpoint Senior Living Proj.)	650,000	4.00	1/1/41	708,194
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	310,000	5.25	7/1/39	324,468
NH Business Finance Auth. Rev. (The Vista Proj.) [4]	500,000	5.63	7/1/46	527,600
NH Hsg. Fin. Auth. Rev. (Cimarron, Whittier Falls & Mars) (FHA Insured)	725,000	4.00	7/1/52	777,990
NH Hsg. Fin. Auth. Rev. (FHA Insured)	500,000	2.60	7/1/51	493,565
NH Hsg. Fin. Auth. Rev. (FHA Insured)	500,000	2.85	7/1/61	492,625

				3,324,442

New Jersey - 3.1%
NJ Economic Dev. Auth. Rev. [9]	500,000	4.00	6/15/50	571,520
NJ Economic Dev. Auth. Rev. (North Star Academy Charter School Newark)	250,000	5.00	7/15/47	285,013
NJ Economic Dev. Auth. Rev. (State Government Buildings Proj.) [9]	500,000	5.00	6/15/42	601,445
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	250,000	5.00	6/15/37	308,553
NJ Economic Dev. Auth. Rev. (State Housing Proj.) [9]	500,000	5.00	6/15/43	611,670
NJ Higher Education Student Assistance Auth. Rev.	1,250,000	3.50	12/1/39	1,329,500
NJ Higher Education Student Assistance Auth. Rev.	1,000,000	4.25	12/1/50	1,050,150
NJ Hsg. & Mtg. Finance Agy. Rev.	750,000	3.95	11/1/43	815,947
NJ Hsg. & Mtg. Finance Agy. Rev.	500,000	2.63	11/1/56	497,970
NJ Hsg. & Mtg. Finance Agy. Rev. (Mciver Homes Hsg. Proj.) (FHLMC Collateralized)	550,000	3.60	1/1/30	566,671
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	880,000	3.75	10/1/35	952,635
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	750,000	2.30	10/1/46	702,555
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	490,000	4.50	10/1/48	550,059
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	460,000	4.00	4/1/49	493,309
NJ Hsg. & Mtg. Finance Agy. Single Family Mtg. Rev.	955,000	2.45	10/1/50	948,410
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	4.00	12/15/39	574,470
NJ Transportation Trust Fund Auth. Rev. [9]	500,000	5.25	6/15/43	621,635
Tobacco Settlement Financing Corp. Rev.	300,000	5.00	6/1/46	351,543

				11,833,055

New Mexico - 1.4%
Las Vegas NM Gross Receipts Tax Rev.	410,000	4.00	6/1/28	419,356
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	270,000	3.90	9/1/42	271,563
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	215,000	4.13	9/1/42	216,440
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	635,000	3.85	7/1/43	671,627
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	390,000	3.85	7/1/43	419,363
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	320,000	3.80	9/1/46	331,725
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	665,000	4.00	7/1/48	714,702
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	940,000	3.35	7/1/49	981,595
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	410,000	4.00	7/1/49	441,763
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	3.00	7/1/50	513,805
NM Mtg. Fin. Auth. Single Family Mtg. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.35	7/1/51	473,930

				5,455,869

New York - 5.6%
Brookhaven Local Dev. Corp. Rev. (Jefferson’s Ferry Proj.)	675,000	4.00	11/1/45	754,832
Buffalo & Erie Co. Industrial Land Dev. Corp. Rev. (D’Youville College Proj.)	500,000	4.00	11/1/40	569,915
Hempstead Town Local Development Corp. Rev. (Hofstra University Proj.)	350,000	4.00	7/1/33	366,769
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	4.05	11/1/41	324,060
New York City Housing Development Corp. Multifamily Mtg. Rev.	300,000	3.85	11/1/42	321,870
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.63	8/1/45	497,735
New York City Housing Development Corp. Multifamily Mtg. Rev.	650,000	3.65	11/1/47	683,352
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	3.95	11/1/49	540,240
New York City Housing Development Corp. Multifamily Mtg. Rev.	500,000	2.80	2/1/50	504,810
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	3.00	11/1/55	1,018,990

See accompanying notes to financial statements.

30	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,500,000	2.60	11/1/56	1,475,220
New York City Housing Development Corp. Multifamily Mtg. Rev.	1,000,000	2.80	11/1/60	1,001,770
New York City Housing Development Corp. Rev.	500,000	3.80	11/1/37	504,400
New York City Municipal Water Finance Authority	750,000	5.00	6/15/38	807,892
New York Transportation Dev. Corp. Rev. (John F. Kennedy International Airport Proj.)	300,000	4.00	12/1/40	339,381
New York Transportation Dev. Corp. Rev. (Laguardia Airport Proj.)	750,000	4.00	10/1/30	875,565
NY Monroe Co. Industrial Development Corp. Rev. (St. Ann’s Community Proj.)	705,000	4.00	1/1/30	774,464
NY Mortgage Agency Rev.	95,000	3.75	10/1/42	95,642
NY Mortgage Agency Rev.	1,230,000	3.80	10/1/48	1,299,237
NY State Dormitory Auth. Rev. Ref. (N. Shore-Long Island Jewish Obligation)	300,000	5.00	5/1/33	343,539
NY State Housing Finance Agency Rev.	500,000	2.75	11/1/45	506,470
NY State Housing Finance Agency Rev.	1,000,000	2.60	11/1/46	968,060
NY State Housing Finance Agency Rev.	1,000,000	2.75	11/1/56	955,870
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	590,000	3.75	11/1/37	596,006
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.)	400,000	4.88	11/1/42	400,740
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (FNMA/FHLMC Collateralized)	500,000	3.65	11/1/34	522,020
NY State Housing Finance Agency Rev. (Affordable Hsg. Proj.) (GNMA/FNMA/FHLMC Collateralized)	500,000	3.95	11/1/37	538,360
NY State Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	4.10	11/1/41	269,197
NY State Mortgage Agency Rev.	750,000	2.20	4/1/36	741,855
NY State Mortgage Agency Rev.	1,000,000	2.50	10/1/46	985,760
NY State Mortgage Agency Rev.	1,700,000	2.55	4/1/50	1,658,316
Western Regional Off-Track Betting Corp. Rev. [4]	500,000	4.13	12/1/41	493,560

				21,735,897

North Carolina - 1.4%
Mecklenburg Co. Rev. (Little Rock Apts)	65,000	5.15	1/1/22	65,541
Mecklenburg Co. Rev. (Little Rock Apts)	510,000	5.38	1/1/36	514,932
NC Education Assistance Auth. Senior Bond-Student Loan Rev.	405,000	3.13	6/1/39	409,362
NC Housing Finance Agency Rev.	245,000	3.95	1/1/41	263,331
NC Housing Finance Agency Rev.	625,000	4.00	7/1/47	673,537
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	1,000,000	2.40	7/1/44	974,790
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	385,000	4.00	1/1/48	412,701
NC Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	910,000	3.63	7/1/49	964,227
NC Medical Care Comm. Rev. (Salemtowne Proj.)	400,000	5.00	10/1/38	444,236
University of North Carolina School of the Arts	500,000	3.25	2/1/46	530,040

				5,252,697

North Dakota - 0.6%
ND Housing Finance Agency Rev.	290,000	3.85	1/1/42	310,100
ND Housing Finance Agency Rev.	1,000,000	2.35	7/1/44	981,490
ND Housing Finance Agency Rev.	1,000,000	2.50	7/1/44	1,009,910

				2,301,500

Ohio - 2.9%
Butler Co. Port Auth. Rev.	640,000	5.00	12/1/34	641,594
Cleveland-Cuyahoga County Port Auth. Rev. (Cleveland Museum of Natural History Proj.)	500,000	4.00	7/1/46	577,680
Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.00	12/1/55	523,375
Cleveland-Cuyahoga County Port Auth. Tax Allocation (Flats East Bank Proj.) [4]	500,000	4.50	12/1/55	529,370
Columbus-Franklin Co. Finance Auth. Rev. (Beulah Park Phase 1 Proj.)	840,000	4.00	5/15/49	928,477
Franklin Co. Health Care Facs. Rev. (Ohio Living Communities)	1,000,000	4.00	7/1/45	1,120,700
Lake Co. Port & Economic Dev. Auth. Rev. (Tapestry Wickliffe Proj.) 2, [4,5]	250,000	6.50	12/1/37	88,750
Liberty Community Infrastructure Financing Auth. Special Assessment	500,000	3.13	12/1/46	527,175
Lucas Metro Hsg. Auth.	500,000	5.00	11/1/36	547,755
OH Higher Educational Facs. Commission Rev. (Tiffin University Proj.)	1,045,000	4.00	11/1/49	1,074,532
OH Housing Finance Agency Rev.	705,000	3.35	9/1/49	738,071

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	31

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
OH Housing Finance Agency Rev.	1,990,000	2.45	9/1/51	1,927,056
OH Housing Finance Agency Rev. (GNMA/FNMA Collateralized)	270,000	4.05	3/1/37	291,487
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	305,000	3.35	9/1/39	317,996
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	525,000	4.00	9/1/48	559,356
OH Housing Finance Agency Rev. (GNMA/FNMA/FHLMC Collateralized)	455,000	4.00	3/1/49	490,954
Port of Greater Cincinnati Dev. Auth. Rev. (St. Xavier High School, Inc. Proj.)	400,000	4.00	4/1/40	460,676

				11,345,004

Oklahoma - 0.3%

Oklahoma Dev. Finance Auth. Rev. (Oklahoma City University Proj.)	1,000,000	5.00	8/1/49	1,174,060

Oregon - 1.7%
Clackamas Co. Hospital Facs. Auth. Rev. (Rose Villa Proj.)	500,000	5.38	11/15/55	552,000
Clackamas Co. Hsg. Auth. Rev. (Easton Ridge Apts. Proj.)	350,000	3.50	9/1/33	356,573
Forest Grove Rev. (Campus Improvement-Pacific Unv. Proj.)	250,000	5.25	5/1/34	256,032
Marion Co. School District No.1 Gervais G.O.	500,000	4.00	6/1/33	500,930
OR Hsg. & Community Services Dept. Rev.	225,000	3.80	7/1/34	245,939
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	115,000	3.75	7/1/35	115,000
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	345,000	4.00	7/1/38	350,920
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.35	1/1/44	504,355
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	500,000	2.38	1/1/45	483,810
OR Hsg. & Community Services Dept. Rev. (Single Family Mtg. Program)	360,000	3.75	7/1/48	379,422
OR State Ref G.O. (Veterans Welfare Service)	1,000,000	3.90	12/1/39	1,035,490
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	1,000,000	4.00	7/1/24	1,000,560
Polk Co. Hospital Fac. Auth. Rev. (Dallas Retirement Village Proj.)	500,000	5.13	7/1/55	518,695
Yamhill County Hospital Auth. Rev. (Friendsview)	350,000	5.00	11/15/56	404,254

				6,703,980

Pennsylvania - 2.5%
Allegheny Co. Industrial Dev. Auth. Charter School Rev. (Propel Charter-McKeesport)	100,000	5.90	8/15/26	100,307
Butler Co. General Authority Rev. (School District Proj.) (AGM G.O. of District) [1]	465,000	0.80	10/1/34	452,068
Chester Co. Health & Education Fac. Auth. Rev. (The Devereux Foundation)	475,000	3.00	11/1/30	499,510
Commonwealth Financing Auth. Rev. (Tobacco Master Settlement Payment) (AGM Insured)	350,000	4.00	6/1/39	397,030
Dauphin Co. General Auth. Rev. (Harrisburg University Science Technology) [4]	200,000	4.00	10/15/22	201,926
PA Higher Educational Assistance Agy. Rev.	500,000	2.63	6/1/42	498,150
PA Higher Educational Facs. Auth. Rev. (La Salle University)	280,000	5.00	5/1/42	285,712
PA Hsg. Finance Agy. Rev.	795,000	3.65	10/1/42	824,924
PA Hsg. Finance Agy. Rev.	500,000	3.00	10/1/46	511,495
PA Hsg. Finance Agy. Rev.	120,000	4.00	10/1/46	128,882
PA Hsg. Finance Agy. Rev.	60,000	4.00	10/1/47	60,000
PA Hsg. Finance Agy. Rev.	1,000,000	3.40	10/1/49	1,044,110
PA Hsg. Finance Agy. Rev.	1,000,000	2.55	10/1/51	970,740
PA Turnpike Commission Rev. Capital Appreciation [6]	1,250,000	5.00	12/1/38	1,542,875
Philadelphia Industrial Dev. Auth. Rev. (Alliance for Progress Charter School Proj.)	635,000	5.00	6/15/49	681,869
Philadelphia Industrial Dev. Auth. Rev. (Charter School Proj.)	350,000	5.63	8/1/36	391,136
Southcentral General Auth. Rev. (York College of Pennsylvania)	500,000	4.00	11/1/37	579,525
West Cornwall Township Municipal Auth. Rev. (Lebanon Valley Brethren Home Proj.)	525,000	4.00	11/15/46	598,505

				9,768,764

Rhode Island - 0.4%
RI Hsg. & Mortgage Finance Corp. Rev.	250,000	3.90	10/1/37	254,545
RI Hsg. & Mortgage Finance Corp. Rev.	500,000	2.80	4/1/45	498,235
RI Student Loan Auth. Rev.	750,000	3.63	12/1/37	777,960

				1,530,740

See accompanying notes to financial statements.

32	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

South Carolina - 1.0%
Berkeley Co. Nexton Improvement District Special Assessment	350,000	4.25	11/1/40	391,261
SC Education Assistance Auth. Student Loan Rev.	80,000	5.10	10/1/29	80,037
SC Jobs-Economic Dev. Auth. Rev. (Bishop Gadsden Episcopal Retirement Community)	500,000	4.00	4/1/54	541,060
SC Jobs-Economic Dev. Auth. Rev. (Bon Secours Mercy Health, Inc.)	750,000	4.00	12/1/44	868,268
SC Jobs-Economic Dev. Auth. Rev. (Kiawah Life Plan Village, Inc. Proj.) [4]	500,000	8.75	7/1/25	505,100
SC Public Service Auth. Rev. (Santee Cooper)	250,000	5.00	12/1/38	276,990
SC Public Service Auth. Rev. (Santee Cooper)	500,000	5.75	12/1/43	558,805
SC State Hsg. Finance & Dev. Auth. Rev.	490,000	3.05	7/1/45	507,429

				3,728,950

South Dakota - 0.1%

SD Health & Educational Facs. Auth. Rev. (Westhills Village Retirement Community)	500,000	5.00	9/1/40	567,905

Tennessee - 2.6%
Franklin Health & Education Facs. Board Rev. (Provision Cares Proton Therapy Center) 2, 4, 5	500,000	6.50	6/1/27	150,000
Metropolitan Govt. Nashville & Davidson County Health & Edu. Facs. Board Rev. (Blakford at Green Hills)	895,000	4.00	11/1/45	952,772
Nashville Metropolitan Dev. & Hsg. Agency Tax Allocation [4]	300,000	5.13	6/1/36	341,895
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, 5,15	1,850,000	5.35	N/A	4,625
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, 5	7,875,000	5.55	1/1/29	19,687
Shelby Co. Health, Education & Hsg. Facs. Rev. (CME Memphis Apts. Proj.) 2, 5	1,630,000	6.00	1/1/29	16
Shelby Co. Health, Education & Hsg. Facs. Rev. (The Farms at Bailey Station Proj.)	650,000	5.50	10/1/39	695,474
TN Hsg. Dev. Agency. Rev.	270,000	3.60	1/1/31	275,640
TN Hsg. Dev. Agency. Rev.	330,000	3.88	7/1/35	344,982
TN Hsg. Dev. Agency. Rev.	160,000	3.95	7/1/35	167,517
TN Hsg. Dev. Agency. Rev.	345,000	4.00	7/1/39	366,331
TN Hsg. Dev. Agency. Rev.	390,000	3.85	7/1/42	417,374
TN Hsg. Dev. Agency. Rev.	380,000	3.90	7/1/42	411,491
TN Hsg. Dev. Agency. Rev.	875,000	4.00	7/1/44	918,487
TN Hsg. Dev. Agency. Rev.	1,000,000	2.55	1/1/45	1,009,060
TN Hsg. Dev. Agency. Rev.	750,000	2.38	7/1/46	722,318
TN Hsg. Dev. Agency. Rev.	850,000	3.95	1/1/49	891,336
TN Hsg. Dev. Agency. Rev.	1,260,000	4.05	1/1/49	1,364,341
TN Hsg. Dev. Agency. Rev.	1,000,000	2.50	7/1/51	970,690

				10,024,036

Texas - 6.5%
Arlington Higher Education Finance Corp., Education Rev. (Leadership Prep School)	200,000	5.00	6/15/36	200,500
Arlington Higher Education Finance Corp., Education Rev. (Ninos, Inc.)	350,000	2.38	8/15/51	321,174
Arlington Higher Education Finance Corp., Education Rev. (Pineywoods Community Academy)	750,000	2.38	8/15/51	688,230
Arlington Special Tax (BAM Insured)	350,000	5.00	2/15/41	389,337
Brazos Higher Education Auth., Inc. Rev. (Subordinate Student Loan)	1,000,000	3.00	4/1/40	943,460
Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/45	563,045
Central Texas Regional Mobility Auth. Rev.	500,000	4.00	1/1/50	562,130
Cypress Hill Municipal Utility Dist. No. 1 G.O. (AGM Insured)	1,000,000	4.00	9/1/34	1,029,880
Dallas/Fort Worth International Airport Rev. (JT Improvement)	500,000	5.25	11/1/37	548,845
Danbury Higher Education Auth. Education Rev. (Golden Rule Schools)	650,000	5.13	8/15/49	663,046
Edinburg Economic Dev. Corp. Rev.	225,000	3.00	8/15/31	221,400
Edinburg Economic Dev. Corp. Rev.	500,000	3.25	8/15/41	475,985
El Paso Co. Hospital District G.O.	825,000	5.00	8/15/43	883,765
Grand Parkway Transportation Corp. Rev. (Grand Parkway System) (BAM Insured)	1,000,000	3.00	10/1/50	1,053,440
Hale Center Education Facs. Corp. Rev. (Wayland Baptist University Proj.)	500,000	5.00	3/1/35	504,930
Harris Co. Cultural Education Facs. Finance Corp. Rev. (Brazos Presbyterian Homes, Inc. Proj.)	500,000	5.00	1/1/37	554,480
Houston Higher Education Finance Corp. (Cosmos Foundation)	480,000	5.00	2/15/32	486,221
Houston Higher Education Finance Corp. (Houston Baptist University Proj.)	500,000	3.38	10/1/37	500,145

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	33

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Meadowhill Regional Municipal Utility Dist. G.O. (AGM Insured)	500,000	4.00	10/1/35	515,935
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	260,000	4.00	7/1/23	254,259
New Hope Cultural Education Fac. Corp. Rev. (Cardinal Bay)	460,000	4.00	7/1/26	427,510
New Hope Cultural Education Facs. Corp. Rev. (Beta Academy) [4]	425,000	5.00	8/15/39	446,233
New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	495,000	3.75	6/1/28	505,113
New Hope Cultural Education Facs. Corp. Rev. (Flower Mound Campus Proj.) [9]	500,000	4.00	6/1/32	511,005
New Hope Cultural Education Facs. Corp. Rev. (Jubilee Academic Center) [4]	250,000	5.00	8/15/36	250,540
New Hope Cultural Education Facs. Corp. Rev. (Presbyterian Village North Proj.)	500,000	5.00	10/1/34	547,280
New Hope Cultural Education Facs. Corp. Rev. (Wesleyan Homes, Inc. Proj.)	250,000	5.50	1/1/35	263,220
New Hope Cultural Education Facs. Finance Corp. Rev. (Presbyterian Village North Proj.)	350,000	5.25	10/1/49	381,636
New Hope Cultural Education Facs. Finance Corp. Rev. (Wesleyan Homes, Inc. Proj.)	750,000	5.00	1/1/55	779,482
New Hope Cultural Education Facs. Finance Corp. Rev. (Westminster Proj.)	500,000	4.00	11/1/49	561,895
Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	100,000	5.00	6/15/37	103,284
Newark Higher Education Finance Corp. Rev. (Austin Achieve Public School)	1,000,000	5.00	6/15/42	1,032,840
North Central Texas Health Facility Development Corp. (CC Young Memorial Home) [5]	204,000	5.38	2/15/25	142,800
Parkway Utility Dist. G.O. (BAM Insured)	500,000	3.63	3/1/35	500,935
Parkway Utility Dist. G.O. (Waterworks and Sewer System) (BAM Insured)	275,000	4.00	3/1/33	278,732
Red River Health Facs. Dev. Corp. Rev. (MRC Crossings Proj.)	250,000	7.50	11/15/34	275,517
Sugar Land Dev. Corp. Rev. (BAM Insured)	500,000	5.00	2/15/33	530,435
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckingham Senior Living Community, Inc.) 2, 5	500,000	5.63	11/15/27	285,000
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Retirement Service)	500,000	5.00	11/15/37	593,230
Tarrant Co. Cultural Education Facs. Finance Corp. Rev. (Buckner Senior Living Ventana Proj.)	120,000	5.63	11/15/24	120,227
TX Department of Housing & Community Affairs (GNMA Collateralized)	460,000	4.13	9/1/38	496,294
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,100,000	3.63	9/1/44	1,179,013
TX Department of Housing & Community Affairs (GNMA Collateralized)	500,000	3.00	9/1/45	520,220
TX Department of Housing & Community Affairs (GNMA Collateralized)	1,000,000	2.50	7/1/51	995,230
TX Department of Housing & Community Affairs (GNMA Collateralized)	750,000	2.35	9/1/51	735,285
TX Grand Parkway Transportation Corp. Rev. [6]	500,000	6.00	10/1/35	578,495
TX State Affordable Hsg. Corp. Rev. (Heroes Home Loan Program) (GNMA Collateralized)	630,000	4.00	3/1/50	655,786

				25,057,444

Utah - 0.8%
Black Desert Public Infrastructure District G.O. [4]	500,000	4.00	3/1/51	500,560
Military Installation Dev. Auth. Rev.	400,000	4.00	6/1/41	407,596
Military Installation Dev. Auth. Rev.	1,000,000	4.00	6/1/52	1,009,430
ROAM Public Infrastructure District No. 1 G.O. [4]	500,000	4.25	3/1/51	486,625
UT Hsg. Corp. Single Family Mtg. Rev.	25,000	5.75	1/1/33	25,054
UT Hsg. Corp. Single Family Mtg. Rev.	45,000	4.60	7/1/34	45,056
UT Hsg. Corp. Single Family Mtg. Rev. (FHA Insured)	195,000	4.00	1/1/36	203,954
West Valley City Municipal Building Auth. Rev. (AGM Insured)	400,000	5.00	2/1/39	468,348

				3,146,623

Vermont - 0.2%
Vermont Economic Dev. Auth. Mtg. Rev. (Wake Robin Corporation Proj.)	500,000	4.00	5/1/45	536,020
VT Hsg. Fin. Agy. Rev. (GNMA/FNMA/FHLMC Collateralized)	250,000	3.50	5/1/38	262,560

				798,580

Virginia - 0.3%
James City Co. Economic Dev. Auth. Rev.	350,000	4.00	6/1/47	376,778
VA Hsg. Dev. Auth. Rev. (GNMA/FNMA/FHLMC Collateralized)	500,000	2.45	11/1/45	501,065
VA Hsg. Dev. Auth. Rev. (Rental Hsg. Proj.)	400,000	4.13	7/1/33	412,056

				1,289,899

Washington - 2.6%
Kalispel Tribe of Indians Rev. [4]	300,000	5.25	1/1/38	355,512
King Co. Hsg. Auth. Rev.	1,000,000	3.00	11/1/39	1,060,730

See accompanying notes to financial statements.

34	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

King Co. Hsg. Auth. Rev.	500,000	2.38	10/1/41	487,840
King Co. Hsg. Auth. Rev. (Bellevue Manor and Abbey Ridge)	750,000	3.00	8/1/40	790,170
Pike Place Market Preservation Dev. Auth. Rev.	500,000	5.00	12/1/40	538,515
Seattle Hsg. Auth. Rev. (Hinoki Apartments Proj.)	500,000	3.00	6/1/52	513,340
Seattle Hsg. Auth. Rev. (Lam Bow Apartments Proj.)	500,000	2.38	6/1/41	487,230
Snohomish Co. Hsg. Auth. Rev.	500,000	4.00	4/1/44	547,135
Vancouver Hsg. Auth. Rev.	500,000	3.75	8/1/34	540,830
Vancouver Hsg. Auth. Rev. (Anthem Park & Columbia Hsg. Proj.)	1,000,000	3.00	6/1/38	1,051,330
Vancouver Hsg. Auth. Rev. (Van Vista Plaza Proj.)	1,000,000	3.30	12/1/51	1,051,680
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	250,000	5.00	7/1/31	263,108
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Bayview Manor Homes) [4]	1,000,000	5.00	7/1/36	1,046,270
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Horizon House Proj.) [4]	500,000	5.00	1/1/38	573,645
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Transforming Age Proj.) [4]	500,000	5.00	1/1/44	562,370
WA Hsg. Fin. Commission Multi Family Mtg. Rev. (Wesley Homes Lea Hill Proj.) [4]	300,000	5.00	7/1/36	327,291

				10,196,996

West Virginia - 0.6%
WV Hsg. Dev. Fund Rev.	250,000	3.75	11/1/32	263,745
WV Hsg. Dev. Fund Rev.	1,005,000	2.75	11/1/45	1,027,773
WV Hsg. Dev. Fund Rev.	1,005,000	2.50	11/1/51	985,594

				2,277,112

Wisconsin - 4.4%
Public Finance Auth. Rev. (Appalachian Regional Healthcare System Obligated Group)	500,000	4.00	7/1/46	569,600
Public Finance Auth. Rev. (Presbyterian Villages of Michigan) [4]	895,000	4.75	11/15/53	946,955
WI Health & Education Facs. Auth. Rev. (Medical College)	870,000	5.25	12/1/35	873,306
WI Health & Education Facs. Auth. Rev. (PHW Oconomowoc, Inc. Proj.)	500,000	5.13	10/1/48	517,945
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/40	532,060
WI Health & Education Facs. Auth. Rev. (St. John’s Communities, Inc. Proj.)	500,000	5.00	9/15/45	530,375
WI Health & Educational Facs. Auth. Rev. (Aspirus, Inc. Obligation Group)	500,000	5.00	8/15/32	564,090
WI Health & Educational Facs. Auth. Rev. (Benevolent Corp. Cedar Community)	300,000	5.00	6/1/37	329,916
WI Health & Educational Facs. Auth. Rev. (Froedtert Health, Inc. Obligated Group)	500,000	5.00	4/1/35	596,025
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	745,000	5.00	11/1/27	859,335
WI Health & Educational Facs. Auth. Rev. (St. Camillus Health System, Inc.)	350,000	5.00	11/1/46	390,156
WI Health & Educational Facs. Auth. Rev. (Three Pillars Senior Living Communities)	920,000	5.00	8/15/43	1,001,208
WI Housing & Economic Dev. Auth. Rev.	250,000	3.88	11/1/35	265,613
WI Housing & Economic Dev. Auth. Rev.	560,000	3.90	11/1/42	601,614
WI Housing & Economic Dev. Auth. Rev.	1,500,000	4.15	5/1/55	1,607,415
WI Housing & Economic Dev. Auth. Rev.	1,500,000	2.70	11/1/56	1,468,980
WI Housing & Economic Dev. Auth. Rev.	500,000	3.38	5/1/57	520,195
WI Public Finance Auth. Rev. (ACTS Retirement-Life Community, Inc.)	600,000	4.00	11/15/37	697,950
WI Public Finance Auth. Rev. (Carmelite System, Inc.)	500,000	5.00	1/1/45	590,900
WI Public Finance Auth. Rev. (Coral Academy of Science Reno) [4]	700,000	5.00	6/1/39	762,440
WI Public Finance Auth. Rev. (Delray Beach Radiation Therapy) [4]	750,000	6.25	11/1/28	774,030
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,520	9.00	1/1/46	526
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,287	9.00	1/1/47	499
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	447	12.00	1/1/47	14
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,171	9.00	1/1/48	486
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	390	12.00	1/1/48	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	16,055	9.00	1/1/49	472
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	384	11.00	1/1/49	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	15,822	9.00	1/1/50	447
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	372	11.00	1/1/50	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, [4,6]	17,334	9.00	1/1/51	480

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	35

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	365	11.00	1/1/51	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 1, 2, 4, 5	446,246	3.75	7/1/51	298,146
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	17,218	9.00	1/1/52	458
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	475	10.00	1/1/52	13
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	16,985	9.00	1/1/53	443
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	469	10.00	1/1/53	12
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	16,869	9.00	1/1/54	427
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	453	10.00	1/1/54	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	16,636	9.00	1/1/55	412
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	444	9.00	1/1/55	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	434	9.00	1/1/56	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	16,404	9.00	1/1/56	399
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 5	22,407	5.50	7/1/56	16,965
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	481	9.00	1/1/57	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	16,287	9.00	1/1/57	386
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	469	9.00	1/1/58	11
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	16,055	9.00	1/1/58	371
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	15,938	9.00	1/1/59	361
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	456	9.00	1/1/59	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	447	8.00	1/1/60	10
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	15,822	9.00	1/1/60	347
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	440	8.00	1/1/61	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	15,589	9.00	1/1/61	332
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	428	8.00	1/1/62	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	15,473	9.00	1/1/62	322
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	419	8.00	1/1/63	9
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	15,240	9.00	1/1/63	310
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	409	8.00	1/1/64	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	15,124	9.00	1/1/64	302
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	403	7.00	1/1/65	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	15,008	9.00	1/1/65	290
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	434	7.00	1/1/66	8
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	14,775	9.00	1/1/66	272
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	5,235	5.00	1/1/67	90
WI Public Finance Auth. Rev. (Lombard Public Facilities Corp.) 2, 4, 6	192,429	9.00	1/1/67	3,292
WI Public Finance Auth. Rev. (MD Proton Treatment Center) [4]	500,000	6.13	1/1/33	410,550
WI Public Finance Auth. Rev. (MN College of Osteopathic Medicine) 2, 4, 5	7,608	5.50	12/1/48	3,804
WI Public Finance Auth. Rev. (North Carolina Leadership Academy) [4]	410,000	5.00	6/15/39	446,785
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	135,000	5.00	4/1/25	145,341
WI Public Finance Auth. Rev. (Roseman University Health Sciences)	500,000	5.50	4/1/32	510,730
WI Public Finance Auth. Rev. (Southminster) [4]	250,000	5.00	10/1/43	275,435

				17,119,797

Wyoming - 0.1%
WY Community Dev. Auth. Rev.	280,000	4.05	12/1/38	284,530

Total Municipal Bonds (Cost: $353,053,302)				353,099,762

Investment Companies - 5.2%
BlackRock Long-Term Municipal Advantage Trust (BTA)	59,383			802,858
BlackRock MuniHoldings Florida Insured Fund (MFL)	85,398			1,239,979
BlackRock MuniHoldings Fund, Inc. (MHD)	81,102			1,327,640
BlackRock MuniHoldings Quality Fund II, Inc. (MUE)	57,814			797,833
BlackRock MuniYield Insured Fund (MYI)	71,171			1,044,790
BlackRock MuniYield Michigan Insured Fund (MIY)	21,538			333,193

See accompanying notes to financial statements.

36	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

BlackRock MuniYield Quality Fund, Inc. (MQY)	24,512			397,094
BNY Mellon Strategic Municipal Bond Fund, Inc. (DSM)	35,000			279,300
DWS Municipal Income Trust (KTF)	93,236			1,109,508
DWS Strategic Municipal Income Trust (KSM)	29,351			360,724
Eaton Vance Municipal Bond Fund (EIM)	5,360			71,717
Invesco Municipal Opportunity Trust (VMO)	67,520			924,349
Invesco Municipal Trust (VKQ)	76,872			1,030,085
Invesco Pennsylvania Value Municipal Income Trust (VPV)	31,500			417,690
Invesco Quality Municipal Income Trust (IQI)	91,114			1,200,883
Invesco Value Municipal Income Trust (IIM)	45,799			746,982
Invesco Van Kampen Advantage Muni Income Trust (VKI)	111,341			1,386,195
Invesco Van Kampen Trust For Investment Grade Municipals (VGM)	66,847			915,135
Nuveen AMT-Free Quality Municipal Income Fund (NEA)	163,972			2,490,735
Nuveen Dividend Advantage Municipal Income Fund (NVG)	20,000			343,000
Nuveen Pennsylvania Quality Municipal Income Fund (NQP)	5,000			73,950
Nuveen Quality Municipal Income Fund (NAD)	163,973			2,561,258

Total Investment Companies (cost: $18,172,420)				19,854,898

Total Investments in Securities - 96.7% (cost: $371,225,722)				372,954,660

Other Assets and Liabilities, net - 3.3%				13,005,922

Total Net Assets - 100.0%				$385,960,582

[1]

Variable rate security. Rate disclosed is as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of September 30, 2021 was $3,374,017 and represented 0.9% of net assets.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2021 was $37,884,728 and represented 9.8% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of September 30, 2021 was $3,296,084 and represented 0.9% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2021 was $5,808,938 and represented 1.5% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of September 30, 2021.

[15]	Securities with a “N/A” maturity date have passed their stated maturity date and have pending restructuring arrangements.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of September 30, 2021 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	60	December 2021	(9,553,125)	249,778
U.S. Treasury 2-Year	87	December 2021	(19,144,758)	24,702
U.S. Treasury 5-Year	140	December 2021	(17,183,906)	143,679
U.S. Treasury 10-Year	181	December 2021	(23,821,298)	354,476

				772,635

10	The amount of $1,600,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of September 30, 2021.

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	37

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

		Investment in Securities
	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
	Prices ($)	observable inputs ($)	unobservable inputs ($)	Total ($)
Municipal Bonds	—	353,099,762	—	353,099,762
Investment Companies	19,854,898	—	—	19,854,898
Futures	772,635	—	—	772,635
Total:	20,627,533	353,099,762	—	373,727,295

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

38	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2021	39

Sit Minnesota Tax-Free Income Fund

OBJECTIVE & STRATEGY

The investment objective of the Minnesota Tax-Free Income Fund is to provide a high level of current income exempt from federal regular income tax and Minnesota regular personal income tax as is consistent with the preservation of capital.

During normal market conditions, the Fund invests 100% of its net assets in municipal securities that generate interest income that is exempt from federal regular income tax and Minnesota regular personal income tax. The Fund anticipates that substantially all of its distributions to its shareholders will be exempt as such. For investors subject to the alternative minimum tax (“AMT”), up to 20% of the Fund’s income may be alternative minimum taxable income.

Fund Performance

The Sit Minnesota Tax-Free Income Fund provided a return of +1.55% during the 6-month period ending September 30, 2021, compared to the return of the Bloomberg 5-Year Municipal Bond Index of +0.61%. The Fund’s 30-day SEC yield was 1.61%, and its 12-month distribution rate was 2.59%.

Factors that Influenced the Fund’s Performance

The tax-exempt yield curve flattened modestly during the period, as yields on shorter bonds increased slightly, and yields on longer bonds decreased modestly. Specifically, short-term yields increased by approximately five basis points, while long-term yields decreased by nearly ten basis points. Tax-exempt fund flows were strongly positive throughout the period, and are on track for a record year in 2021. Municipal issuance was down modestly versus the prior year for the period. The proportion of taxable and refunding issuance was also down versus the prior year period, which tended to dampen the impact on net tax-exempt supply. Minnesota tax-exempt issuance has not only followed this trend in 2021 on an absolute basis but is also down on a relative basis when compared to other states. Credit spreads continued to tighten over the period, as investors continued to reach for yield in the low rate environment.

The Fund benefitted from its longer than benchmark duration, as the Fund’s longer duration bonds contributed favorably to performance during the six-month period. The Fund also benefitted from its substantial allocation to bonds in the ‘A’ rating category and below, as they significantly outperformed the highest quality bonds. The non-rated bonds in the portfolio also contributed favorably to performance, as they significantly outperformed the rated portion of the portfolio. The Fund benefitted from its positions in the multi-family mortgage revenue bonds, education/student loan revenue bonds, and hospital/health-care revenue bonds. Conversely, the Fund’s meaningful weighting to single family mortgage revenue bonds modestly underperformed the benchmark return.

Outlook and Positioning

Most state and local government issuers, including the State of Minnesota, ultimately had minimal budget impacts from the pandemic related economic slowdown. Moreover, the federal stimulus funding provided over the last eighteen months generally reduced their need to issue debt this year. Other municipal issuers, such as mass transportation and conference centers, were hard hit and remain depressed. Senior living

HYPOTHETICAL GROWTH OF $10,000

The chart above illustrates the total value of a hypothetical $10,000 investment in the Fund over the past 10 years (or for the life of the Fund if shorter) as compared to the performance of the Bloomberg 5-Year Municipal Bond Index. Past performance does not guarantee future results. Returns include the reinvestment of distributions. The chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1 The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, an unmanaged, rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index. This is the Fund’s primary index.

facilities, healthcare facilities, and higher education were also negatively impacted but have benefited meaningfully from stimulus programs, and are recovering operationally. Demand for tax-exempt income has been strong. Should President Biden’s Build Back Better Plan be passed into law, it has the potential to increase demand for tax-exempt bonds further, particularly if any final bill includes a meaningful increase to individual or corporate taxes as currently being discussed in Congress.

The Fund continues to emphasize income as the primary driver of return over the long-run and maintains a significant yield advantage over the benchmark in this regard. The Fund’s longer than benchmark duration, significant weighting to housing issues, and meaningful position in non-rated credits contribute to this income advantage. We believe the Fund is positioned to achieve attractive risk-adjusted returns in the future.

Paul J. Jungquist, CFA

Senior Portfolio Manager

40	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

COMPARATIVE RATES OF RETURNS

as of September 30, 2021

	Sit Minnesota Tax-Free Income Fund	Bloomberg 5-Year Muni Bond Index[1]	Lipper MN Muni. Bond Fund Index[2]
Six Months	1.55%	0.61%	n/a
One Year	3.40	1.08	2.36%
Five Year	2.93	2.41	2.65
Ten Years	3.78	2.52	3.47
Since Inception (12/1/93)	4.57	4.12	4.30

Performance figures are historical and do not guarantee future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Current performance may be lower or higher than the performance data quoted. Contact the Fund for performance data current to the most recent month-end. Returns include changes in share price as well as reinvestment of all dividends and capital gains. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Management fees and administrative expenses are included in the Fund’s performance. Returns for periods greater than one year are compounded average annual rates of return.

1 The Bloomberg 5-Year Municipal Bond Index is the 5 year (4-6) component of the Municipal Bond Index, unmanaged rules-based, market-value-weighted index for the long-term tax-exempt bond market. The index includes bonds with a minimum credit rating of BBB. The returns include the reinvestment of income and do not include any transaction costs, management fees or other costs. It is not possible to invest directly in an index.

2 The Lipper returns are obtained from Lipper Analytical Services, Inc., a large independent evaluator of mutual funds.

FUND DIVERSIFICATION

Multifamily Mortgage	19.2%
Single Family Mortgage	17.7
Education/Student Loan	14.6
Hospital/Health Care	14.1
General Obligation	13.1
Municipal Lease	6.7
Sector less than 5%	13.4
Cash & Other Net Assets	1.2

Based on total net assets as of September 30, 2021, Subject to change.

PORTFOLIO SUMMARY

Net Asset Value 09/30/21:	$10.71 Per Share
Net Asset Value 03/31/21:	$10.68 Per Share
Total Net Assets:	$724.0 Million
Average Maturity:	17.3 Years
Effective Duration: [3]	4.6 Years

3 Duration is a measure of estimated price sensitivity relative to changes in interest rates. Portfolios with longer durations are typically more sensitive to changes in interest rates. For example, if interest rates rise by 1%, the fair value of a security with an effective duration of 5 years would decrease by 5%, with all other factors being constant. The correlation between duration and price sensitivity is greater for securities rated investment-grade than it is for securities rated below investment-grade. Duration estimates are based on assumptions by the Adviser and are subject to a number of limitations. Effective duration is calculated based on historical price changes of securities held by the Fund, and therefore is a more accurate estimate of price sensitivity provided interest rates remain within their historical range.

QUALITY RATINGS (% of Total Net Assets)

Lower of Moody’s, S&P, Fitch or Duff & Phelps ratings used.

Adviser’s Assessment of Non-Rated Securities

A	1.2%
BBB	4.8
BB	17.5
<BB	1.3

Total	24.8%

SEPTEMBER 30, 2021	41

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Municipal Bonds - 97.8%
Education/Student Loan - 14.6%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	1,064,000
Baytown Township Rev. (St. Croix Prep)	1,250,000	4.00	8/1/41	1,317,788
Baytown Township Rev. (St. Croix Prep)	1,935,000	4.25	8/1/46	2,049,068
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	440,000	3.50	7/1/27	463,540
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	900,000	4.00	7/1/32	971,046
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	1,179,002
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,872,308
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	650,811
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	295,000	4.00	7/1/22	300,941
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	341,136
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	618,700
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	500,000	5.00	7/1/34	532,630
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	952,051
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	665,136
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	1,109,120
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	495,000	4.50	8/1/26	516,983
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	1,136,780
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	887,595
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	953,829
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	1,083,370
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	1,000,000	4.00	11/1/26	1,061,470
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	3,028,421
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	799,148
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	1,056,810
Independence Charter School Lease Rev. (Beacon Academy Proj.)	375,000	4.25	7/1/26	398,629
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	793,620
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,260,804
Independence Charter School Lease Rev. (Global Academy Proj.)	1,500,000	4.00	7/1/41	1,661,895
Minneapolis Charter School Lease Rev. (Hiawatha Academy Proj.)	725,000	4.00	7/1/26	765,187
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	607,300
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,491,908
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	1,108,310
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	1,117,610
MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,275,000	4.25	5/1/40	3,276,376
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,200,000	5.00	5/1/37	1,340,760
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	3,500,000	5.00	5/1/47	3,862,460
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	2,163,568
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,000,000	4.00	3/1/43	1,080,620
MN Higher Education Fac. Auth. Rev. (College of St. Scholastica)	1,100,000	4.00	12/1/40	1,246,674
MN Higher Education Fac. Auth. Rev. (Gustavus Adolphus College)	1,250,000	4.00	10/1/41	1,394,175
MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	322,242
MN Higher Education Fac. Auth. Rev. (St. Johns Univ.)	500,000	3.00	10/1/37	543,170
MN Higher Education Fac. Auth. Rev. (St. Johns Univ.)	250,000	3.00	10/1/38	270,880
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/32	565,645
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/34	563,305
MN Higher Education Fac. Auth. Rev. (St. Olaf College)	500,000	4.00	10/1/35	562,705
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	864,353
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	500,000	4.00	10/1/37	566,815
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	3,464,055
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	1,051,271
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	4.00	10/1/41	860,828
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	4,560,680
MN Office of Higher Education Rev. [8]	3,500,000	2.65	11/1/38	3,574,655
MN Office of Higher Education Rev. [8]	5,000,000	4.00	11/1/37	5,258,500
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,383,337
Olmsted Co. Hsg. & Redev. Auth. Rev. (Schaeffer Academy Proj.)	472,559	4.98	4/25/27	472,918
Ramsey Lease Rev. (Pact Charter School Proj.)	385,000	5.00	12/1/26	387,325
Ramsey Lease Rev. (Pact Charter School Proj.)	1,850,000	5.50	12/1/33	1,860,693

See accompanying notes to financial statements.

42	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Savage Charter School Lease Rev. (Aspen Academy)	500,000	4.00	10/1/26	525,800
Savage Charter School Lease Rev. (Aspen Academy)	1,000,000	4.75	10/1/31	1,082,970
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,723,404
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	775,446
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,263,631
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	767,646
St. Paul Hsg. & Redev. Auth. (German Immersion School)	205,000	4.00	7/1/23	211,371
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	892,808
St. Paul Hsg. & Redev. Auth. (German Immersion School)	500,000	5.00	7/1/44	518,200
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	815,000	4.25	12/1/23	841,846
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,548,480
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	402,332
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	747,655
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	730,000	3.88	12/1/30	750,973
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	500,000	5.00	12/1/45	538,395
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,000,000	3.00	6/1/31	976,950
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	1,216,511
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	2.00	9/1/26	346,272
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	371,448
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	1,156,122
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	965,000	4.00	7/1/25	1,017,882
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	1,028,392
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	621,223
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	870,000	5.00	7/1/55	968,919
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	679,008
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	1,111,350
St. Paul Hsg. & Redev. Auth. Rev. (Hmong College Preparatory Academy Proj.)	1,000,000	5.25	9/1/31	1,152,720
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	755,237
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	632,586
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	1,048,850
University of Minnesota Rev.	1,000,000	5.00	4/1/41	1,174,750
Victoria Private School Fac. Rev. (Holy Family Catholic High)	1,090,000	4.00	9/1/23	1,081,280
Woodbury Charter School Lease Rev.	500,000	3.00	12/1/30	526,365
Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	434,984
Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	598,490
Woodbury Charter School Lease Rev. (Woodbury Leadership Proj.)	660,000	4.00	7/1/51	711,315

				105,516,567

Escrowed To Maturity/Prerefunded - 2.0%
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,280,000	5.13	7/1/33	1,384,845
Goodhue Co. Education District No. 6051 Lease Rev.	1,030,000	5.00	2/1/34	1,140,035
Goodhue Co. Education District No. 6051 Lease Rev.	1,500,000	5.00	2/1/39	1,660,245
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	750,000	6.00	10/1/32	750,000
MN Higher Education Fac. Auth. Rev. (Hamline Univ.)	1,000,000	6.00	10/1/40	1,000,000
Rice Co. Educational Fac. Rev. (Shattuck-St. Mary’s School) [4]	3,300,000	5.00	8/1/22	3,429,624
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	5,222,967

				14,587,716

General Obligation - 13.1%
Anoka-Hennepin Independent School District No. 11	3,850,000	3.00	2/1/45	4,058,670
Apple Valley G.O.	365,000	2.00	12/15/41	354,262
Brainerd Independent School District No. 181	1,000,000	4.00	2/1/42	1,117,780
Brainerd Independent School District No. 181	4,000,000	4.00	2/1/43	4,465,040
Brooklyn Center Independent School District No. 286	4,000,000	4.00	2/1/40	4,487,000
Cloquet Independent School District No. 94	4,250,000	4.00	2/1/36	4,633,988
Duluth Independent School District No. 709 [6]	1,325,000	1.90	2/1/31	1,089,163
Duluth Independent School District No. 709 [6]	1,080,000	2.03	2/1/32	857,390
Duluth Independent School District No. 709 [6]	1,075,000	2.15	2/1/33	823,998
Elk River Independent School District No. 728	7,000,000	3.00	2/1/40	7,519,470
Fosston Independent School District No. 601	250,000	4.00	2/1/36	278,088
Fosston Independent School District No. 601	1,000,000	4.00	2/1/38	1,109,110

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	43

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Itasca G.O.	2,500,000	2.38	2/1/45	2,453,400
Itasca G.O.	4,000,000	2.50	2/1/50	3,964,960
Lakeville Independent School District No. 194	500,000	2.00	2/1/37	489,060
Litchfield G.O.	230,000	4.00	2/1/33	232,486
Long Prairie G.O. [8]	750,000	4.00	2/1/37	803,828
Madison Lake G.O.	590,000	2.13	2/1/42	575,344
Minneapolis Capital Improvement	4,000,000	4.00	12/1/43	4,525,080
Minneapolis Capital Improvement	2,000,000	4.00	12/1/46	2,253,880
Minneapolis G.O.	5,000,000	3.00	12/1/42	5,355,900
Minneapolis Special School District No. 1	1,000,000	4.00	2/1/40	1,164,880
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	2,138,564
Moorhead G.O.	160,000	3.00	2/1/23	161,426
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,043,540
North Mankato G.O.	1,000,000	2.00	2/1/37	979,400
North Mankato G.O.	700,000	2.00	2/1/38	681,695
Owatonna Independent School District No. 761	750,000	2.13	2/1/40	735,435
Richfield Independent School District No. 280	6,000,000	4.00	2/1/37	6,729,360
Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	987,480
Roseau Independent School District No. 682	750,000	2.25	2/1/46	721,605
Roseville Independent School District No. 623	930,000	4.00	2/1/35	1,045,246
Roseville Independent School District No. 623	4,895,000	4.00	2/1/36	5,487,393
South Washington Co. Independent School District No. 833	5,000,000	4.00	2/1/31	5,614,550
Springfield Independent School District No. 85	750,000	2.00	2/1/39	718,432
Springfield Independent School District No. 85	500,000	2.00	2/1/40	467,065
St. Cloud G.O.	1,090,000	2.00	2/1/41	1,057,365
St. Cloud G.O.	560,000	2.00	2/1/42	537,410
St. Francis Independent School District No. 15	550,000	4.00	2/1/35	571,175
St. Francis Independent School District No. 15	750,000	4.00	2/1/36	778,335
St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	2,380,702
State of Minnesota G.O.	5,550,000	2.00	9/1/41	5,406,199
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,193,639
Worthington Independent School District No. 518	1,000,000	3.00	2/1/37	1,060,050
Worthington Independent School District No. 518	500,000	3.00	2/1/40	527,950
Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,508,145

				95,144,938

Hospital/Health Care - 14.1%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,210,829
Anoka Health Care and Hsg. Facs. Rev. (Walker Methodist Plaza)	1,500,000	5.25	7/1/35	1,514,595
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	277,013
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	3,000,000	4.50	11/1/34	3,244,740
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	542,600
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	350,000	4.00	9/1/39	345,142
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	500,000	5.00	9/1/44	521,920
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	1,267,581
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	2,109,740
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	1,002,800
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/34	1,038,060
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	5.00	5/1/38	1,037,300
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,700,000	5.75	8/1/30	1,362,958
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	837,008
Duluth Economic Dev. Auth. Rev. (Benedictine Health System)	360,000	3.00	7/1/26	379,732
Duluth Economic Dev. Auth. Rev. (Benedictine Health System)	1,625,000	4.00	7/1/31	1,777,067
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	196,848
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	454,160
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	196,450
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/36	425,242
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	396,554
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	195,969
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	423,330
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	172,591

See accompanying notes to financial statements.

44	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	253,040
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	171,967
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	863,124
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	295,000	4.75	6/15/22	303,198
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	1,600,000	5.75	6/15/32	1,648,368
Duluth Economic Dev. Auth. Rev. (St. Lukes Hospital Oblig. Group)	2,000,000	6.00	6/15/39	2,058,500
Glencoe Health Care Fac. Rev. (Glencoe Regional Health Services Proj.)	2,110,000	4.00	4/1/31	2,128,948
Hayward Hsg. & Health Care Fac. Rev. (St. John Lutheran Home of Albert Lea Proj.)	1,900,000	5.00	10/1/34	1,917,309
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	979,894
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	4,651,034
Maple Grove Health Care System Rev. (Memorial Health Care)	1,375,000	4.00	9/1/35	1,492,521
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,985,208
Minneapolis Health Care System Rev. (Fairview Health Services)	3,000,000	4.00	11/15/37	3,400,530
Minneapolis Health Care System Rev. (Fairview Health Services)	1,000,000	4.00	11/15/38	1,133,310
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	3,007,200
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	550,105
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,532,745
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	1,026,800
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	7,048,300
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	8,534,175
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	816,378
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	1,350,000	5.00	9/1/34	1,451,803
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	2,500,000	4.00	5/1/37	2,783,700
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	4,383,900
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	607,275
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	564,955
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	2,268,630
St. Paul Hsg. & Redev. Auth. (Episcopal Homes Oblig. Group)	1,000,000	4.00	11/1/42	1,019,120
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	855,120
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	4,520,560
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,195,280
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	5,558,352
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,313,560
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	525,000	4.25	11/1/25	526,586
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	750,000	4.75	11/1/31	752,550
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	2,212,931
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	500,000	5.15	11/1/42	501,850
St. Paul Hsg. & Redev. Auth. Rev. (Nursing Home NTS-Episcopal)	1,717,389	5.63	10/1/33	1,734,322
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	625,000	4.25	8/1/24	625,300
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	1,000,000	5.00	11/1/37	1,034,180

				102,342,857

Industrial/Pollution Control - 0.6%
International Falls Rev. (Boise Cascade Corp. Proj.)	1,000,000	5.65	12/1/22	1,001,280
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,089,670
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	1,098,860
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4,8]	1,000,000	4.50	10/1/37	1,016,010

				4,205,820

Insured - 0.3%
Guam Power Auth. Rev. (AGM Insured) [11]	500,000	5.00	10/1/30	520,535
MN Governmental Agy. Fin. Group (Flex Terminal Prog.) (AGC Insured)	55,000	4.00	3/1/22	55,128
Puerto Rico Public Improvement G.O. (AGM Insured) [11]	750,000	5.13	7/1/30	756,090
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) (NATL Insured) [11]	1,000,000	5.00	10/1/23	1,015,820

				2,347,573

Multifamily Mortgage - 19.2%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	315,000	4.00	11/1/21	315,343
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	4.75	11/1/35	1,071,920
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	1,087,840
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	496,115
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	493,065

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	45

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	287,841
Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	326,895
Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	474,166
Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	877,791
Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	784,575
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	2,089,620
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,575,780
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	1,045,575
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	452,851
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,175,223
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,290,000	6.75	1/1/27	1,174,055
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	925,832
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,380,064
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	761,207
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,640,000	4.38	1/1/47	2,469,324
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	2,162,409
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	3,173,790
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,630,000	5.13	7/1/25	1,617,025
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,579,940
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	2,000,000	6.13	7/1/45	1,928,340
Cambridge Hsg. & Health Care Facs. Rev. (Walker Methodist Levande, LLC Proj.)	1,250,000	5.13	3/1/39	1,346,563
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	495,000	6.00	1/1/27	496,049
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	787,170
Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	175,826
Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	244,765
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	195,444
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	194,442
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	506,665
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	498,345
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.00	1/1/34	986,420
Columbus Hsg. Rev. (Richfield Senior Hsg., Inc.)	1,000,000	5.25	1/1/40	995,270
Crystal Multifamily Hsg. Rev. (Cavanagh Proj.)	2,500,000	5.25	6/1/31	2,502,200
Dakota Co. Community Dev. Agy. (Glen at Valley Creek Proj.)	1,400,000	4.50	8/1/36	1,446,438
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,605,910
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	2,461,500
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	750,000	5.00	8/1/36	764,880
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	508,680
Deephaven Hsg. & Healthcare Rev. (St. Therese Senior Living Proj.)	1,345,000	5.00	4/1/38	1,363,305
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,386,384	3.75	11/1/34	3,873,787
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,362,015
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	506,310
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	250,748
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.25	7/1/39	1,032,870
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	536,670
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	4.45	7/1/44	1,036,850
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	1,000,000	5.00	7/1/49	1,062,410
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,769,341
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	5,066,200
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,049,398
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	379,755
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,518,735
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	1,000,000	4.75	8/1/43	1,054,480
Minneapolis Student Hsg. Rev. (Riverton Community Housing Proj.) [4]	500,000	5.00	8/1/53	529,745
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,900,438	3.00	11/1/34	2,013,020
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,051,020
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	280,034
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	1,000,130
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	250,020
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,502,895
North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	161,164
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	2,161,200

See accompanying notes to financial statements.

46	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,661,550
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	1,097,830
Otsego Rev. (Riverview Landing Proj.)	1,500,000	5.00	10/1/42	1,538,055
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	2,053,623
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,325,000	5.00	12/1/49	1,354,044
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,000,000	5.00	8/1/37	1,056,150
Rochester Health Care & Hsg. Rev. (Samaritan Bethany, Inc. Proj.)	1,800,000	5.00	8/1/48	1,881,342
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	768,506
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,667,875
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	266,732
Rochester Multifamily Hsg. Rev. (Essex Place Apartments Proj.) (FHLMC)	4,000,000	3.75	6/1/29	4,055,520
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,135,000	5.25	9/1/27	1,154,091
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,000,000	5.25	9/1/30	1,014,130
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,202,761
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	1,275,000	5.00	9/1/42	1,334,619
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,715,759
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	263,500
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,107,120
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	727,208
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,125,000	4.25	7/1/44	1,062,169
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,523,265
St. Louis Park Rev. (Roitenberg Family Assisted)	620,000	4.63	8/15/44	641,123
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	3,965,000	4.25	12/1/27	4,265,071
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,659,560
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	420,000	5.20	11/1/22	420,689
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	1,001,030
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,591,554
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,057,420
St. Paul Park Hsg. Rev. (Buffalo Senior Housing Proj.)	1,115,000	5.00	10/1/38	1,134,334
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	1,063,890
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	2,515,000	5.70	8/1/36	2,563,414
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	913,658
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	1,018,610
Vergas Rev. (CDL Homes Proj.)	235,000	4.00	8/1/25	242,682
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,564,110
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	1,070,430
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,935,927
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	255,158
Willmar Hsg. & Redev. Auth. Multifamily Rev. (Eagle Ridge Apartments)	2,610,000	4.63	4/1/30	2,641,294

				138,801,058

Municipal Lease - 6.7% [9]
Anoka-Hennepin Independent School District No. 11 Lease Rev.	600,000	4.00	2/1/41	623,844
Chaska Economic Dev. Auth. Lease Rev.	1,100,000	4.00	2/1/31	1,208,284
Chaska Economic Dev. Auth. Lease Rev.	500,000	4.00	2/1/35	546,090
Duluth Independent School District No. 709	245,000	3.00	3/1/22	246,022
Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,889,700
Duluth Independent School District No. 709	920,000	3.00	3/1/32	923,717
Duluth Independent School District No. 709	1,000,000	4.00	2/1/27	1,136,780
Duluth Independent School District No. 709	750,000	4.20	3/1/34	794,985
Golden Valley Hsg. & Redev. Auth. Rev.	1,000,000	4.00	2/1/30	1,072,550
Golden Valley Hsg. & Redev. Auth. Rev.	500,000	4.00	2/1/32	534,520
Guam Education Fin. Foundation [11]	1,000,000	5.00	10/1/21	1,000,000
Guam Education Fin. Foundation [11]	1,730,000	5.00	10/1/22	1,785,066
Hibbing Independent School District No. 701	2,000,000	3.00	3/1/41	2,133,280
Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	636,983
Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	362,065
Minnetonka Independent School District No. 276	340,000	4.00	2/1/33	357,085
Minnetonka Independent School District No. 276	400,000	4.00	2/1/36	420,100
Minnetonka Independent School District No. 276	300,000	4.00	3/1/33	329,175
Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	520,665

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	47

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	1,355,574
Minnetonka Independent School District No. 276	500,000	4.50	1/1/41	549,100
Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	960,680
Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	716,265
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	1,040,000	4.00	8/1/36	1,204,507
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	580,000	4.00	8/1/37	668,496
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	750,000	3.88	8/1/38	824,130
MN Hsg. Fin. Agy. Hsg. Infrastructure (State Appropriation)	945,000	4.00	8/1/40	1,080,230
MN Hsg. Fin. Agy. Rev.	255,000	4.00	8/1/31	283,496
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/34	370,624
MN Hsg. Fin. Agy. Rev.	335,000	4.00	8/1/35	370,269
MN Hsg. Fin. Agy. Rev.	515,000	4.00	8/1/39	595,072
MN Hsg. Fin. Agy. Rev.	535,000	4.00	8/1/40	616,534
MN Hsg. Fin. Agy. Rev.	815,000	4.00	8/1/41	937,552
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,246,980
MN Hsg. Fin. Agy. Rev. (State Appropriation)	1,000,000	5.00	8/1/35	1,121,990
MN Hsg. Fin. Agy. Rev. (State Appropriation)	300,000	5.00	8/1/35	324,459
MN Hsg. Finance Agency Rev.	405,000	3.00	8/1/38	438,263
MN Hsg. Finance Agency Rev.	435,000	3.00	8/1/39	468,543
MN Hsg. Finance Agency Rev.	1,000,000	3.00	8/1/43	1,062,450
MN Hsg. Finance Agency Rev. (State Appropriation)	290,000	3.00	8/1/38	313,551
MN State Armory Building Commission Rev.	1,900,000	3.00	6/1/38	2,052,304
MN State Armory Building Commission Rev.	750,000	3.00	6/1/41	799,657
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,132,570
Osseo Independent School District No. 279	1,000,000	4.00	2/1/28	1,075,660
Pine Island Independent School District No. 255	525,000	2.00	2/1/40	516,658
Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	1,093,250
Pine Island Independent School District No. 255	895,000	2.25	2/1/47	869,492
Plymouth Intermediate District No. 287	600,000	4.00	2/1/37	661,638
Plymouth Intermediate District No. 287	470,000	4.00	5/1/31	513,348
Plymouth Intermediate District No. 287	535,000	3.00	5/1/32	562,852
Rochester Economic Dev. Auth. Rev.	1,000,000	2.13	2/1/38	990,930
Southern Plains Education Cooperative No. 915	1,215,000	4.00	2/1/37	1,301,168
Southern Plains Education Cooperative No. 915	1,000,000	4.50	2/1/39	1,088,080
St. Cloud Independent School District No. 742	750,000	4.00	2/1/38	794,738
Waconia Independent School District No. 110	500,000	5.00	2/1/37	555,330
Winona School District No. 861 Lease Purchase	142,315	6.04	8/1/24	142,491
Wright Co.	1,350,000	3.00	12/1/39	1,453,693

				48,633,535

Municipal Money Market - 2.6% [1]
City of Minneapolis Rev. (Univ. Gateway Proj.)	6,200,000	0.06	12/1/27	6,200,000
City of Minneapolis St. Paul Hsg. & Redev. Auth. Rev. (Allina Health)	2,455,000	0.05	11/15/34	2,455,000
City of Rochester Rev. (Mayo Clinic)	10,000,000	0.03	11/15/38	10,000,000

				18,655,000

Other Revenue Bonds - 3.3%
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	1,000,000	4.00	11/1/41	1,129,970
Crystal Governmental Fac. Rev.	305,711	5.10	12/15/26	299,477
Milaca Rev. (Edina Headquarters Proj.)	250,000	5.00	2/1/44	252,547
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	165,000	4.00	6/1/29	178,316
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	125,000	4.00	6/1/30	134,178
Minneapolis Rev. (YMCA Greater Twin Cities Proj.)	250,000	4.00	6/1/31	266,915
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	326,694
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	173,947
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	204,738
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	265,070
MN Development Rev. Limited Tax Supported Comm. Board	2,000,000	6.25	12/1/30	2,018,800
MN Development Rev. Limited Tax Supported Comm. Board	1,300,000	6.00	12/1/40	1,311,700
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	536,000	5.00	2/15/27	538,487
Northeastern Metropolitan Intermediate School District No. 916	4,500,000	4.00	2/1/38	4,804,290

See accompanying notes to financial statements.

48	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	375,000	5.00	2/1/23	375,503
St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	2,087,120
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	619,000	6.38	2/15/28	623,593
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Drake Marble Proj.)	200,000	6.75	3/1/28	200,176
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	660,000	6.50	3/1/29	661,221
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	805,000	7.00	2/15/28	812,672
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	568,000	7.50	2/15/28	569,005
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,875,000	5.00	8/1/36	3,879,069
Territory of Guam. Rev. [11]	500,000	5.00	12/1/46	569,535
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,924,120

				23,607,143

Public Facilities - 0.2%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,382,688

Sales Tax Revenue - 1.0%
American Samoa Economic Development Authority Rev. 11, [4]	500,000	6.00	9/1/23	524,195
American Samoa Economic Development Authority Rev. [11]	2,000,000	6.25	9/1/29	2,330,600
Guam Govt. Business Privilege Tax Rev. [11]	2,750,000	5.00	11/15/35	3,110,772
St. Paul Sales Tax Rev.	1,400,000	5.00	11/1/31	1,588,650

				7,554,217

Single Family Mortgage - 17.7%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	640,000	4.45	12/1/32	640,307
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	150,000	4.63	12/1/30	150,117
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	385,000	4.88	12/1/33	385,320
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC) [8]	4,814	5.13	12/1/40	4,819
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	210,000	4.45	12/1/27	210,132
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA) [8]	92	5.00	12/1/38	92
MN Hsg. Fin. Agy. Homeownership Fin.	1,651,086	2.35	6/1/50	1,700,322
MN Hsg. Fin. Agy. Homeownership Fin.	7,500,000	2.25	7/1/41	7,334,475
MN Hsg. Fin. Agy. Homeownership Fin.	7,000,000	2.40	7/1/46	6,823,670
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,495,000	2.45	7/1/45	3,482,034
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	5,200,000	2.45	7/1/46	5,144,932
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,631,513	3.30	3/1/48	2,717,853
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,354,489	3.30	5/1/48	2,433,058
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	875,835	3.75	11/1/48	919,740
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	858,584	3.60	1/1/49	891,184
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	953,686	3.45	3/1/49	987,436
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,301,275	3.15	6/1/49	1,339,480
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,480,329	2.47	1/1/50	1,507,774
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,525,000	2.55	1/1/51	9,480,328
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,475,000	2.50	7/1/51	4,407,472
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,345,000	1.60	1/1/30	1,341,597
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,200,000	1.65	7/1/30	1,196,484
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	500,000	2.38	7/1/46	490,545
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	10,000,000	2.45	1/1/52	9,701,700
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,250,000	2.40	1/1/35	4,405,040
MN Hsg. Fin. Agy. Residential Hsg. Rev.	165,000	3.30	7/1/29	169,533
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	670,000	3.63	7/1/25	673,645
MN Hsg. Fin. Agy. Residential Hsg. Rev. (G.O. of AGY. Insured)	875,000	3.90	7/1/30	879,323
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,025,000	3.35	7/1/29	1,058,302
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC) [8]	275,000	3.30	1/1/30	282,554
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	950,000	3.60	7/1/31	972,239
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,705,000	3.50	1/1/32	4,870,428
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,720,000	3.60	7/1/33	1,751,132
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,450,000	3.30	1/1/34	1,489,831
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,965,000	2.45	7/1/34	2,041,203
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	460,000	3.10	7/1/35	463,905
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	510,000	3.15	1/1/37	519,134
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	140,000	3.40	7/1/38	140,871
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,877,000	3.80	7/1/38	3,947,057

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	49

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	6,290,000	2.55	7/1/39	6,446,810
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,505,000	3.90	7/1/43	3,569,562
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,565,000	2.80	1/1/44	3,715,015
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,250,000	2.70	7/1/44	3,340,090
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,605,000	2.75	7/1/44	4,727,954
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,110,000	4.00	1/1/48	1,204,516
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	30,000	4.00	7/1/48	32,386
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,785,000	3.75	1/1/50	3,047,013
MN Hsg. Fin. Agy. Rev.	3,385,000	2.00	7/1/40	3,278,948
MN Hsg. Fin. Agy. Rev.	4,125,000	2.15	7/1/45	3,960,413
MN Hsg. Fin. Agy. Rev.	6,645,000	2.20	1/1/51	6,309,162
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	455,000	3.70	1/1/31	457,807
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA FHLMC)	715,000	4.00	1/1/47	759,909
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	550,000	4.00	1/1/41	574,013

				128,378,666

Transportation - 0.3%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,209,538
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	659,040

				1,868,578

Utility - 2.1%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	2,235,700
MN Municipal Power Agy. Electric Rev.	500,000	4.00	10/1/31	542,190
MN Municipal Power Agy. Electric Rev.	1,250,000	4.00	10/1/32	1,353,825
MN Municipal Power Agy. Electric Rev.	1,155,000	4.00	10/1/33	1,249,329
Northern Municipal Power Agy. Electric Rev.	695,000	5.00	1/1/31	733,128
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	591,895
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,157,770
St. Paul Hsg. & Redev. Auth.	650,000	4.00	10/1/33	729,222
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	957,573
St. Paul Hsg. & Redev. Auth.	800,000	4.00	10/1/37	889,512
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	1,089,670
St. Paul Port Auth. Rev.	550,000	4.00	10/1/41	605,588
St. Paul Port Auth. Rev. (Energy Park Utility Company Proj.) [8]	1,250,000	5.45	8/1/28	1,275,500
St. Paul Sewer Rev.	1,220,000	2.00	12/1/41	1,162,965
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	700,896

				15,274,763

Total Municipal Bonds (cost: $686,502,031)				708,301,119

Investment Companies - 1.0%
Delaware Investments Minnesota Municipal Income Fund II (VMM)	334,436			4,742,302
Nuveen Minnesota Quality Municipal Income Fund (NMS)	159,408			2,550,528

Total Investment Companies (cost: $7,237,879)				7,292,830

Total Investments in Securities - 98.8% (cost: $693,739,910)				715,593,949

Other Assets and Liabilities, net - 1.2%				8,356,743

Total Net Assets - 100.0%				$723,950,692

See accompanying notes to financial statements.

50	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

[1]

Variable rate security. Rate disclosed is as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of September 30, 2021 was $17,562,940 and represented 2.4% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At September 30, 2021, 2.8% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of September 30, 2021 was $48,633,535 and represented 6.7% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of September 30, 2021 was $15,772,433 and represented 2.2% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30,  2021 is as follows (see Note 2 -significant accounting policies in the notes to financial statements):

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Municipal Bonds	—	708,301,119	—	708,301,119
Investment Companies	7,292,830	—	—	7,292,830
Total:	7,292,830	708,301,119	—	715,593,949

There were no transfers into or out of level 3 during the reporting period.

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	51

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2021

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
ASSETS
Investments in securities, at identified cost	$505,553,043	$126,258,852	$371,225,722	$693,739,910

Investments in securities, at fair value - see accompanying schedule for detail	$514,015,581	$127,085,598	$372,954,660	$715,593,949
Cash in bank on demand deposit	—	—	10,882,225	4,562,156
Cash collateral held at broker	—	500,000	1,600,000	—
Accrued interest and dividends receivable	1,963,288	528,138	3,988,314	6,953,986
Receivable for investment securities sold	7,296	55,646	—	5,600,129
Variation margin on futures contracts	—	156,829	773,571	—
Receivable for Fund shares sold	935,272	195,767	295,389	1,376,010

Total assets	516,921,437	128,521,978	390,494,159	734,086,230

LIABILITIES
Payable for investment securities purchased	—	4,098,503	1,380,162	8,843,653
Payable for Fund shares redeemed	730,735	15,983	2,588,635	681,729
Cash portion of dividends payable to shareholders	54,600	3,623	344,611	131,435
Accrued supervisory and administrative fees	226,897	59,258	156,067	359,041
Accrued investment management fees	85,182	29,629	64,102	119,680
Outstanding options written, at fair value (premiums received $15,324)	—	1,938	—	—

Total liabilities	1,097,414	4,208,934	4,533,577	10,135,538

Net assets applicable to outstanding capital stock	$515,824,023	$124,313,044	$385,960,582	$723,950,692

Net assets consist of:
Capital (par value and paid-in surplus)	$524,212,066	$123,632,611	$394,049,992	$704,855,271
Total distributable earnings (loss), including unrealized appreciation (depreciation)	(8,388,043)	680,433	(8,089,410)	19,095,421

	$515,824,023	$124,313,044	$385,960,582	$723,950,692

Outstanding shares:
Class S Shares (Class S)*	33,960,601	12,357,879	21,035,451	67,585,908

Class Y Shares (Class Y)*	12,547,508	—	17,759,973	—

Net assets applicable to outstanding shares:
Net Assets (Class S)*	$376,690,809	$124,313,044	$209,276,656	$723,950,692

Net Assets (Class Y)*	139,133,214	—	176,683,926	—

Net asset value per share of outstanding capital stock:
Net Assets Value (Class S)*	$11.09	$10.06	$9.95	$10.71

Net Assets Value (Class Y)*	11.09	—	9.95	—

* Sit U.S. Government Securities Fund and Sit Tax-Free Income Fund offers multiple share classes (S and Y). All other Funds offer a single share class.

See accompanying notes to financial statements.

52	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (Unaudited)

Six Months Ended September 30, 2021

	Sit U.S. Government Securities Fund	Sit Quality Income Fund	Sit Tax-Free Income Fund	Sit Minnesota Tax-Free Income Fund
Investment income:
Income:
Dividends	—	—	$448,272	$118,773
Interest	$4,941,789	$1,484,056	5,954,561	11,605,129

Total income	4,941,789	1,484,056	6,402,833	11,723,902

Expenses (note 4):
Investment management fee	527,295	259,028	660,651	1,263,530
Supervisory and administrative fee	1,409,132	250,802	699,465	1,577,486

Total expenses	1,936,427	509,830	1,360,116	2,841,016

Net investment income	3,005,362	974,226	5,042,717	8,882,886

Realized and unrealized gain (loss):
Net realized gain (loss) on investments	(814,312)	360,643	96,162	473,127
Net realized gain (loss) on written options	307,989	149,018	—	—
Net realized gain (loss) on futures	—	(194,855)	(1,211,361)	—

Net change in unrealized appreciation (depreciation) on investments	(3,178,157)	(52,428)	1,321,292	1,277,658
Net change in unrealized appreciation (depreciation) on written options	—	(33,878)	—	—
Net change in unrealized appreciation (depreciation) on futures	—	12,067	772,635	—

Net gain (loss)	(3,684,480)	240,567	978,728	1,750,785

Net increase (decrease) in net assets resulting from operations	($679,118)	$1,214,793	$6,021,445	$10,633,671

See accompanying notes to financial statements.

SEPTEMBER 30, 2021	53

STATEMENTS OF CHANGES IN NET ASSETS

	Sit U.S. Government Securities Fund
	Six Months Ended September 30, 2021 (Unaudited)	Year Ended March 31, 2021
Operations:
Net investment income	$3,005,362	$5,957,142
Net realized gain (loss) on investments, written options and futures	(506,323)	1,420,937
Net change in unrealized appreciation (depreciation) of investments, written options and futures	(3,178,157)	(5,331,616)

Net increase (decrease) in net assets resulting from operations	(679,118)	2,046,463

Distributions from:
Net investment income and net realized gains
Common shares (Class S)	(2,080,013)	(5,228,287)
Common shares (Class Y)	(925,365)	(728,814)

Total distributions	(3,005,378)	(5,957,101)

Capital share transactions:
Proceeds from shares sold
Class S Shares	55,328,064	175,900,447
Class Y Shares	22,884,710	132,909,586
Reinvested distributions
Class S Shares	1,981,014	4,972,098
Class Y Shares	581,592	639,672
Payments for shares redeemed
Class S Shares	(76,789,967)	(183,858,762)
Class Y Shares	(11,746,209)	(17,452,406)

Increase (decrease) in net assets from capital transactions	(7,760,796)	113,110,635

Total increase (decrease) in net assets	(11,445,292)	109,199,997

Net assets:
Beginning of period	527,269,315	418,069,318

End of period	$515,824,023	$527,269,315

Capital transactions in shares:
Sold
Class S Shares	4,946,419	15,622,198
Class Y Shares	2,043,027	11,836,082
Reinvested distributions
Class S Shares	177,425	442,475
Class Y Shares	52,100	57,057
Redeemed
Class S Shares	(6,860,121)	(16,345,293)
Class Y Shares	(1,048,343)	(1,554,866)

Net increase (decrease)	(689,493)	10,057,653

See accompanying notes to financial statements.

54	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Sit Quality Income Fund		Sit Tax-Free Income Fund		Minnesota Tax-Free Income Fund

Six Months		Six Months		Six Months
Ended	Year	Ended	Year	Ended	Year
September 30, 2021	Ended	September 30, 2021	Ended	September 30, 2021	Ended
(Unaudited)	March 31, 2021	(Unaudited)	March 31, 2021	(Unaudited)	March 31, 2021

$974,226	$1,043,505	$5,042,717	$9,527,207	$8,882,886	$18,437,711
314,806	1,017,781	(1,115,199)	(151,568)	473,127	(756,912)
(74,239)	1,045,651	2,093,927	11,721,222	1,277,658	19,096,672

1,214,793	3,106,937	6,021,445	21,096,861	10,633,671	36,777,471

(974,227)	(1,043,484)	(3,483,638)	(9,527,607)	(8,882,886)	(18,437,904)
—	—	(1,559,079)	—	—	—

(974,227)	(1,043,484)	(5,042,717)	(9,527,607)	(8,882,886)	(18,437,904)

32,413,179	39,380,433	41,330,600	88,915,647	78,540,642	136,016,186
—	—	184,951,620	—	—	—

946,933	1,004,721	2,700,886	6,204,641	8,003,684	16,170,025
—	—	382,171	—	—	—

(18,082,111)	(23,927,160)	(185,786,392)	(71,755,723)	(44,645,454)	(132,247,052)
—	—	(6,826,669)	—	—	—

15,278,001	16,457,994	36,752,216	23,364,565	41,898,872	19,939,159

15,518,567	18,521,447	37,730,944	34,933,819	43,649,657	38,278,726

108,794,477	90,273,030	348,229,638	313,295,819	680,301,035	642,022,309

$124,313,044	$108,794,477	$385,960,582	$348,229,638	$723,950,692	$680,301,035

3,220,606	3,946,193	40,005,682	9,124,175	7,270,367	12,839,133
—	—	18,400,539	—	—	—

94,036	100,768	269,218	634,570	741,629	1,528,730
—	—	38,062	—	—	—

(1,797,016)	(2,395,722)	(54,379,454)	(7,401,245)	(4,135,655)	(12,581,578)
—	—	(678,628)	—	—	—

1,517,626	1,651,239	3,655,419	2,357,500	3,876,341	1,786,285

SEPTEMBER 30, 2021	55

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

Class S	Six Months Ended September 30, 2021,		Year Ended March 31,
	(Unaudited)	2021	2020	2019	2018	2017

Net Asset Value:
Beginning of period	$11.17	$11.26	$10.92	$10.80	$10.90	$11.07

Operations:
Net investment income [1]	0.06	0.14	0.22	0.23	0.18	0.17
Net realized and unrealized gains (losses) on investments, written options and futures	(0.08)	(0.09)	0.34	0.12	(0.10)	(0.17)

Total from operations	(0.02)	0.05	0.56	0.35	0.08	–
Distributions from:
Net investment income	(0.06)	(0.14)	(0.22)	(0.23)	(0.18)	(0.17)

Net Asset Value
End of period	$11.09	$11.17	$11.26	$10.92	$10.80	$10.90

Total investment return [2]	(0.18%)	0.44%	5.25%	3.31%	0.76%	0.02%

Net assets at end of period (000’s omitted)	$376,691	$398,821	$404,985	$427,314	$527,748	$643,304

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	1.07%	1.25%	2.06%	2.13%	1.68%	1.57%

Portfolio turnover rate (excluding short-term securities)	18.43%[4]	39.29%	29.91%	14.88%	14.68%	29.00%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

56	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit U.S. Government Securities Fund

Class Y	Six Months Ended September 30, 2021, (Unaudited)	Year Ended March 31, 2021	Period Ended March 31, 2020 [1]

Net Asset Value:
Beginning of period	$11.17	$11.26	$10.97

Operations:
Net investment income [2]	0.07	0.17	0.06
Net realized and unrealized gains (losses) on investments, written options and futures	(0.08)	(0.09)	0.29

Total from operations	(0.01)	0.08	0.35
Distributions from:
Net investment income	(0.07)	(0.17)	(0.06)

Net Asset Value
End of period	$11.09	$11.17	$11.26

Total investment return [3]	(0.05%)	0.72%	3.20%

Net assets at end of period (000’s omitted)	$139,133	$128,449	$13,085

Ratios: [4]
Expenses	0.55%	0.55%	0.55%[5]
Net investment income	1.32%	1.44%	2.19%

Portfolio turnover rate (excluding short-term securities)	18.43%[6]	39.29%	29.91%

[1]	The inception date of Class Y shares was January 1, 2020.

[2]	The net investment income per share is based on average shares outstanding for the period.

[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]

Sit U.S. Government Securities Fund Class Y shares were first issued on January 1, 2020, and therefore the fees presented reflect the fees provided for in the Investment Management Agreement and Supervision and Administration Agreement.

[6]	Not annualized.

SEPTEMBER 30, 2021	57

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Quality Income Fund

	Six Months Ended	Year Ended March 31,
	September 30, 2021,
	(Unaudited)	2021	2020	2019	2018	2017

Net Asset Value:
Beginning of period	$10.04	$9.82	$9.80	$9.78	$9.83	$9.83

Operations:
Net investment income [1]	0.09	0.10	0.18	0.19	0.13	0.09
Net realized and unrealized gains (losses) on investments, written options and futures	0.02	0.22	0.02	0.02	(0.05)	—

Total from operations	0.11	0.32	0.20	0.21	0.08	0.09
Distributions from:
Net investment income	(0.09)	(0.10)	(0.18)	(0.19)	(0.13)	(0.09)

Net Asset Value
End of period	$10.06	$10.04	$9.82	$9.80	$9.78	$9.83

Total investment return [2]	1.07%	3.32%	2.04%	2.17%	0.79%	0.91%

Net assets at end of period (000’s omitted)	$124,313	$108,794	$90,273	$82,287	$74,542	$73,861

Ratios: [3]
Expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	1.72%	1.05%	1.80%	1.96%	1.31%	0.91%

Portfolio turnover rate (excluding short-term securities)	29.74%[4]	77.96%	117.52%	68.93%	81.14%	84.03%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

58	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class S	Six Months Ended	Year Ended March 31,
	September 30, 2021,
	(Unaudited)	2021	2020	2019	2018	2017

Net Asset Value:
Beginning of period	$9.91	$9.56	$9.69	$9.66	$9.49	$9.80

Operations:
Net investment income [1]	0.13	0.29	0.29	0.32	0.39	0.35
Net realized and unrealized gains (losses) on investments and futures	0.04	0.35	(0.13)	0.03	0.17	(0.31)

Total from operations	0.17	0.64	0.16	0.35	0.56	0.04
Distributions from:
Net investment income	(0.13)	(0.29)	(0.29)	(0.32)	(0.39)	(0.35)

Net Asset Value
End of period	$9.95	$9.91	$9.56	$9.69	$9.66	$9.49

Total investment return [2]	1.73%	6.73%	1.66%	3.67%	6.00%	0.37%

Net assets at end of period (000’s omitted)	$209,277	$348,230	$313,296	$247,351	$196,018	$160,445

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.62%	2.92%	2.95%	3.37%	4.03%	3.58	%0

Portfolio turnover rate (excluding short-term securities)	8.53%[4]	21.22%	14.33%	13.80%	15.72%	25.41%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2021	59

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Tax-Free Income Fund

Class Y	Period Ended
September 30, 2021 [1]

Net Asset Value:
Beginning of period	$10.04

Operations:
Net investment income [2]	0.10
Net realized and unrealized losses on investments and futures	(0.09)

Total from operations	0.01
Distributions from:
Net investment income	(0.10)

Net Asset Value
End of period	$9.95

Total investment return [3]	0.08%

Net assets at end of period (000’s omitted)	$176,684

Ratios: [4]
Expenses	0.55%[5]
Net investment income	2.91%

Portfolio turnover rate (excluding short-term securities)	8.53%[6]

[1]	The inception date of Class Y shares was June 1, 2021.

[2]	The net investment income per share is based on average shares outstanding for the period.

[3]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[4]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[5]

Sit Tax-Free Income Class Y shares were first issued on June 1, 2021, and therefore the fees presented reflect the fees provided for in the Investment Management Agreement and Supervision and Administration Agreement.

[6]	Not annualized.

60	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period. See accompanying notes to financial statements.

Sit Minnesota Tax-Free Income Fund

	Six Months Ended	Year Ended March 31,
	September 30, 2021,
	(Unaudited)	2021	2020	2019	2018	2017

Net Asset Value:
Beginning of period	$10.68	$10.37	$10.49	$10.39	$10.29	$10.63

Operations:
Net investment income [1]	0.14	0.30	0.30	0.32	0.32	0.32
Net realized and unrealized gains (losses) on investments and futures	0.03	0.31	(0.12)	0.10	0.10	(0.34)

Total from operations	0.17	0.61	0.18	0.42	0.42	(0.02)
Distributions from:
Net investment income	(0.14)	(0.30)	(0.30)	(0.32)	(0.32)	(0.32)

Net Asset Value
End of period	$10.71	$10.68	$10.37	$10.49	$10.39	$10.29

Total investment return [2]	1.55%	5.94%	1.46%	4.15%	4.08%	(0.19%)

Net assets at end of period (000’s omitted)	$723,951	$680,301	$642,022	$617,766	$551,163	$529,821

Ratios: [3]
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	2.50%	2.83%	2.80%	3.12%	3.05%	3.06%

Portfolio turnover rate (excluding short-term securities)	6.36%[4]	12.04%	10.05%	9.25%	12.97%	16.18%

[1]	The net investment income per share is based on average shares outstanding for the period.

[2]	Total investment return is based on the change in net asset value of a share during the period (not annualized) and assumes reinvestment of distributions at net asset value.

[3]

Ratios are annualized for periods less than one year. In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

[4]	Not annualized.

SEPTEMBER 30, 2021	61

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2021

(1)    Organization

The Sit Mutual Funds (the Funds) are no-load funds, and are registered under the Investment Company Act of 1940 (as amended) as diversified (except Minnesota Tax-Free Income Fund which is non-diversified), open-end management investment companies, or series thereof. The Sit Quality Income Fund, Sit Tax-Free Income Fund and Minnesota Tax-Free Income Fund are series funds of Sit Mutual Funds II, Inc. Each fund has 10 billion authorized shares of capital stock. Shares in the U.S. Government Securities Fund have a par value of $0.01, and shares in other funds have a par value of $0.001. This report covers the bond funds of the Sit Mutual Funds.

The investment objective for each Fund is as follows:

Fund	Investment Objective
U.S. Government Securities Fund	High current income and safety of principal.

Quality Income Fund	High current income and safety of principal.

Tax-Free Income Fund	High current income that is exempt from federal income tax, consistent with the preservation of capital.

Minnesota Tax-Free Income Fund	High current income that is exempt from federal regular income tax and Minnesota regular personal income tax, consistent with the preservation of capital.

The U.S. Government Securities Fund and Tax-Free Income Fund offer Class S and Class Y shares. Both classes of shares have identical voting, dividend and liquidation rights. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

(2)    Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investments in Securities

Investment securities are carried at fair value based upon closing market quotations on the last business day of the period. Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Equity securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available, at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Funds’ valuation policies and procedures, the current fair value of certain fixed income securities is provided by an independent pricing service. Fixed income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from broker-dealers or quotation systems. Securities for which market quotations are not available, such as private placement securities, are valued at fair value according to methods selected in good faith by Sit Investment Associates, Inc. (the “Adviser”) and may include dealer-supplied valuations or other inputs and assumptions that pricing services would typically utilize. Short-term investments of sufficient credit quality with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value. Options and futures contracts entered into and held by the Funds are valued at the close of the securities and commodities exchange on which they are traded.

Security transactions are accounted for on the date the securities are purchased or sold. Gains and losses are calculated on the identified cost basis. Interest, including level-yield amortization of long-term bond premium and discount, is recorded on the accrual basis. Dividends received from closed-end fund holdings are included in Dividend Income and distributions from capital gains, if any, are included in Net Realized Gain (Loss).

62	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Delivery and payment for securities which have been purchased by the Funds on a forward commitment or when-issued basis can take place two weeks or more after the transaction date. During this period, such securities are subject to market fluctuations and may increase or decrease in value prior to delivery.

The Minnesota Tax-Free Income Fund concentrates its investments in Minnesota, and therefore may have more credit risk related to the economic conditions in the state of Minnesota than a portfolio with broader geographical diversification.

Derivative Instruments

The Funds apply derivative instrument disclosure standards in order to enable investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect the Funds’ financial statements.

To hedge interest rate risk, the Funds used Treasury options and futures traded on a U.S. exchange. Risks of entering into futures and options contracts include the possibility of an illiquid market and that a change in the value of the option may not correlate with changes in the value of the underlying securities.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expired. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

During the six months ended September 30, 2021, the average volume of derivative activity, calculated on a quarterly basis, was as follows:

	Average Cost	Average Premium Received	Average Notional Amount
U.S. Government Securities Fund
Purchased put options	$570,507	—	$93,095,333
Quality Income Fund
Written call options	—	$38,800	10,296,833
Treasury futures - short	—	—	40,957,464
Tax-Free Income Fund
Treasury futures - short	—	—	40,993,639

The number of open option contracts and open futures contracts outstanding as of September 30, 2021 also serve as indicators of the volume of activity for the Funds throughout the period.

SEPTEMBER 30, 2021	63

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2021 (Continued)

Statement of Assets and Liabilities – Values of derivatives as of September 30, 2021:

	Asset Derivatives Value		Liability Derivatives Value
Interest rate risk:
Quality Income Fund
Written call options	—		$1,938	[2]
Treasury futures	$156,829	[1]	—
Tax-Free Income Fund
Treasury futures	773,571	[1]	—

[1]	Statement of Assets and Liabilities location: Variation margin receivable/payable. Includes cumulative appreciation (depreciation) of futures as reported in the Schedule of Investments.
[2]	Statement of Assets and Liabilities location: Outstanding options written, at fair value.

The effect of derivative instruments on the statement of operations for the six months ended September 30, 2021:

	Amount of Realized	Change in Unrealized
	Gain (Loss) on	Appreciation (Depreciation) on
	Derivatives [3]	Derivatives [4]
Interest rate risk:
U.S. Government Securities Fund
Purchased put options	($1,657,864)	$212,244
Written call options	307,989	—
Quality Income Fund
Written call options	149,018	(33,878)
Treasury futures	(194,855)	12,067
Tax-Free Income Fund
Treasury futures	(1,211,361)	772,635

3	Statement of Operations location: Net realized gain (loss) on investments, net realized gain (loss) on written options and net realized gain (loss) on futures, respectively.
4

Statement of Operations location: Net change in unrealized appreciation (depreciation) on investments, net change in unrealized appreciation (depreciation) on written options and net change in unrealized appreciation (depreciation) on futures, respectively.

Fair Value Measurements

The inputs and valuation techniques used to measure fair value of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

64	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities.

A summary of the levels for the Funds’ investments as of September 30, 2021 is included with the Funds’ schedules of investments.

Federal Taxes

The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. The Funds have recorded in their financial statements the full benefit of their tax positions taken in connection with the Registered Investment Company (RIC) qualification and distribution requirements of the Internal Revenue Code. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Funds will distribute substantially all of their net investment income and net realized gains on a calendar year basis.

Management has analyzed the Funds’ tax positions taken in federal tax returns for all open tax years and has concluded that as of September 30, 2021, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns remain subject to examination by the Internal Revenue Service and state departments of revenue until such time as the applicable statute of limitations for audit has expired. For example, U.S. tax returns are generally subject to audit for three years from the date they are filed.

At September 30, 2021, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost (Proceeds) of Investments on a Tax Basis
U.S. Government Securities Fund - Investments	$12,101,424	($3,638,886)	$8,462,538	$505,553,043
Quality Income Fund - Investments	1,166,732	(339,986)	826,746	126,258,852
Tax-Free Income Fund - Investments	20,049,953	(18,321,015)	1,728,938	371,225,722
Minnesota Tax-Free Income Fund - Investments	26,944,167	(5,090,128)	21,854,039	693,739,910

Net investment income and net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from its ultimate characterization for tax purposes. The tax character of distributions paid during the fiscal years ended March 31, 2021 and 2020 was as follows:

SEPTEMBER 30, 2021	65

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2021 (Continued)

Year Ended March 31, 2021:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities	$5,957,101	—	—	$5,957,101
Quality Income	1,043,484	—	—	1,043,484
Tax-Free Income*	74,376	$9,453,231	—	9,527,607
Minnesota Tax-Free Income*	13,344	18,424,560	—	18,437,904

*99.2% and 99.9% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

Year Ended March 31, 2020:
	Ordinary Income	Tax-Exempt Income	Long Term Capital Gain	Total
U.S. Government Securities	$8,592,078	—	—	$8,592,078
Quality Income	1,540,562	—	—	1,540,562
Tax-Free Income*	51,791	$8,593,961	—	8,645,752
Minnesota Tax-Free Income*	21,281	18,749,227	—	18,770,508

*99.4% and 99.9% of dividends were derived from interest on tax-exempt securities for the Tax-Free Income and Minnesota Tax-Free Income Funds, respectively.

As of March 31, 2021, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Accumulated Gain (Loss)	Unrealized Appreciation (Depreciation)
U.S. Government Securities	$86,304	—	($16,252,613)	$11,549,103
Quality Income	2,200	—	401,278	877,773
Tax-Free Income	—	$316,861	(9,475,083)	402,438
Minnesota Tax-Free Income	—	140,643	(3,276,482)	20,666,938

Net capital loss carryovers and late year losses, if any, as of March 31, 2021, are available to offset future realized capital gains and thereby reduce future capital gains distributions. The Funds are permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward retain their character as either short-term or long-term capital losses. The net capital loss carryovers and the late year losses deferred as of March 31, 2021, were as follows:

	Unlimited Period of Net		Late Year	Accumulated
	Capital Loss Carryover		Losses	Capital and
	Short-Term	Long-Term	Deferred	Other Losses
U.S. Government Securities	$7,890,798	$8,361,815	—	$16,252,613
Quality Income	—	401,278	—	401,278
Tax-Free Income	1,632,309	7,842,774	—	9,475,083
Minnesota Tax-Free Income	1,444,330	1,832,152	—	3,276,482

For the year ended March 31, 2021, the Funds’ utilized capital losses and expired capital losses as follows:

	Utilized	Expired
U.S. Government Securities	$1,243,344	—
Quality Income	1,143,549	—

66	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Distributions

Distributions to shareholders are recorded as of the close of business on the record date. Such distributions are payable in cash or reinvested in additional shares of the Funds’ capital stock. Distributions from net investment income are declared daily and paid monthly for the Funds. Distributions from net realized gains, if any, will be made annually for each of the Funds.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results for the respective periods. Actual results could differ from those estimates.

Guarantees and Indemnifications

Under each Fund’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to each Fund. In addition, certain of each Fund’s contracts with its service providers contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

(3)	Investment Security Transactions

The cost of purchases and proceeds from sales and maturities of investment securities, other than short-term securities, for the six months ended September 30, 2021, were as follows:

	Purchases		Proceeds
	U.S. Government	Other	U.S. Government	Other
U.S. Government Securities	$121,361,508	—	$92,783,761	$859,960
Quality Income	10,686,856	$25,983,749	9,106,602	22,640,046
Tax-Free Income	—	67,991,504	—	30,224,433
Minnesota Tax-Free Income	—	106,005,991	—	43,203,169

SEPTEMBER 30, 2021	67

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Six Months Ended September 30, 2021 (Continued)

(4)   Affiliated Fees and Transactions

Investment Adviser

The Funds each have entered into an investment management agreement with Sit Investment Associates Inc., under which SIA manages the Funds’ assets and provides research, statistical and advisory services, and pays related office rental, executive expenses and executive salaries. In addition, the Funds have entered into separate supervision and administration agreements with SIA. SIA also is obligated to pay all of the Funds’ expenses (excluding extraordinary expenses, stock transfer taxes, interest, brokerage commissions, and other transaction charges relating to investing activities). The fees charged to each Fund by SIA are based on the average daily net assets of the Funds at the annual rate of:

	Advisory Fees	Supervisory and Administrative Fees	Total Management Fees
U.S. Government Securities Class S	0.20%	0.60%	0.80%
U.S. Government Securities Class Y	0.20%	0.35%	0.55%
Quality Income [1]	0.30%	0.60%	0.90%
Tax-Free Income Class S [1]	0.20%	0.60%	0.80%
Tax-Free Income Class Y [2]	0.20%	0.35%	0.55%
Minnesota Tax-Free Income [1]	0.20%	0.60%	0.80%

[1]

The supervisory and administrative fee was effective June 1, 2021. Prior to June 1, 2021, the advisory fee and total management fee was 0.90%, 0.80%, and 0.80% for Quality Income, Tax-Free Income and Minnesota Tax-Free Income, respectively.

[2]

Sit Tax-Free Income Fund Class Y shares were first issued on June 1, 2021, and therefore the fees presented reflect the fees provided for in the Investment Management Agreement and Supervision and Administration Agreement.

Transactions with affiliates

The Adviser, affiliates of the Adviser, directors and officers of the Funds as a whole owned the following shares as of September 30, 2021:

	Shares	% Shares Outstanding
U.S. Government Securities Class S	132,304	0.4
U.S. Government Securities Class Y	1,100,252	8.8
Quality Income	9,137,709	73.9
Tax-Free Income Class S	314,792	1.5
Tax-Free Income Class Y	666,858	3.8
Minnesota Tax-Free Income	1,850,552	2.7

68	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2021 to September 30, 2021.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs (redemption fees) were included, your costs would have been higher.

	Beginning Account Value (4/1/21)	Ending Account Value (9/30/21)	Expenses Paid During Period (4/1/21- 9/30/21)*

U.S. Government Securities Fund
Actual
Class S	$1,000	$998.20	$4.01
Class Y	$1,000	$999.50	$2.76
Hypothetical
Class S	$1,000	$1,021.06	$4.05
Class Y	$1,000	$1,022.31	$2.79

Quality Income Fund
Actual	$1,000	$1,010.70	$4.54
Hypothetical	$1,000	$1,020.56	$4.56

Tax-Free Income Fund
Actual
Class S	$1,000	$1,017.30	$4.05
Class Y **	$1,000	$1,000.80	$1.84
Hypothetical
Class S	$1,000	$1,021.06	$4.05
Class Y ***	$1,000	$1,022.31	$1.86

Minnesota Tax-Free Income Fund
Actual	$1,000	$1,015.50	$4.04
Hypothetical	$1,000	$1,021.06	$4.05

*

Expenses are equal to the Funds’ annualized expense ratios of 0.80% for the U.S. Government Securities, Class S, Tax-Free Income, Class S, and Minnesota Tax-Free Funds; 0.55% for the U.S. Government Securities, Class Y; and 0.90% for the Quality Income Fund, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

**

Expenses are equal to the Tax-Free Income Fund’s, Class Y annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the one-quarter year period.)

***

Expenses are as if the Tax-Free Income Fund’s, Class Y had been in existence since April 1, 2021, and are equal to the Tax-Free Income Fund’s, Class Y annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period.)

SEPTEMBER 30, 2021	69

ADDITIONAL INFORMATION

PROXY VOTING

A description of the policies and procedures that Sit Investment uses to vote proxies related to the Funds’ portfolio securities is set forth in the Funds’ Statement of Additional Information, which is available on the Funds’ website at www.sitfunds.com, without charge by calling 800-332-5580 and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. The Funds’ proxy voting record is available without charge by calling 800-332-5580 and on the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June.

QUARTERLY SCHEDULE OF INVESTMENTS SCHEDULES

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of investments, as filed on Form N-PORT, is also available on its website at www.sitfunds.com, or without charge by calling 800-332-5580.

70	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

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SEPTEMBER 30, 2021	71

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72	SIT MUTUAL FUNDS SEMI-ANNUAL REPORT

Semi-Annual Report
September 30, 2021

INVESTMENT ADVISER
Sit Investment Associates, Inc.
80 S. Eighth Street
Suite 3300
Minneapolis, MN 55402

CUSTODIAN
The Bank Of New York Mellon
111 Sanders Creek Parkway
Syracuse, NY 13057

TRANSFER AGENT AND DISBURSING AGENT
BNY Mellon Investment Servicing (US) Inc.
4400 Computer Drive
Westborough, MA 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Minneapolis, MN

GENERAL COUNSEL
Faegre Drinker Biddle & Reath LLP
Minneapolis, MN

Sit Mutual Funds
1-800-332-5580
www.sitfunds.com

SIT BOND 9-2021

Item 2: Code of Ethics.

Not applicable to Semi-Annual Report.

Item 3: Audit Committee Financial Expert.

Not applicable to Semi-Annual Report.

Item 4: Principal Accountant Fees and Services.

Not applicable to Semi-Annual Report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6: Schedule of Investments.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8: Portfolio Managers of Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11: Controls and Procedures -

(a) Based on their evaluation of the Registrant’s Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant’s Chairman and Treasurer have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant’s management, as appropriate, to allow timely decisions regarding required disclosure.

b) There were no changes in the Registrant’s internal control over financial reporting as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13: Exhibits:

(a) The following exhibits are attached to this Form N-CSR:

(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) (certification required by Section 302 of the Sarbanes-Oxley Act of 2002).

(b) Certification required by Rule 30a-2(b) under the Act (certification required by Section 906 of the Sarbanes-Oxley Act of 2002).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SIT MUTUAL FUNDS II, INC.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President, Treasurer

Date: November 19, 2021

By:	/s/ Roger J. Sit
Roger J. Sit
Chairman

Date: November 19, 2021